GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 46.9%
Aerospace & Defense – 0.8%
General Electric Co.(a) (3 mo. USD Term SOFR + 0.642%)
$1,249,000	4.542%		05/05/26	$ 1,250,374
RTX Corp.(b)
3,040,000	5.750		11/08/26	3,081,465

				4,331,839

Agriculture(b) – 0.2%
Altria Group, Inc.
1,322,000	4.875		02/04/28	1,344,051

Automotive – 2.7%
American Honda Finance Corp.(a) (Secured Overnight Financing Rate + 0.650%)
5,249,000	4.445		11/19/27	5,249,630
General Motors Financial Co., Inc.
2,491,000	4.000	(b)	10/06/26	2,490,327
(Secured Overnight Financing Rate + 1.050%)
736,000	5.009	(a)	07/15/27	736,677
(Secured Overnight Financing Rate + 1.170%)
3,514,000	5.181	(a)	04/04/28	3,520,009
Hyundai Capital America(c)
1,228,000	4.875		06/23/27	1,241,606
(Secured Overnight Financing Rate + 1.040%)
450,000	4.765	(a)	03/19/27	451,562
Volkswagen Group of America Finance LLC(c)
1,469,000	5.300		03/22/27	1,486,966

				15,176,777

Banks – 17.3%
Banco Santander SA(a)(b) (1 yr. CMT + 0.900%)
2,400,000	1.722		09/14/27	2,359,608
Bank of America Corp.(a)(b) (3 mo. USD Term SOFR + 1.322%)
700,000	3.559		04/23/27	698,684
(Secured Overnight Financing Rate + 0.830%)
4,713,000	4.979		01/24/29	4,800,190
Bank of Montreal(b)
4,440,000	4.700		09/14/27	4,498,253
Bank of New York Mellon Corp.(a)(b) (Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947		04/26/27	1,915,883
Bank of Nova Scotia(a) (Secured Overnight Financing Rate + 0.800%)
622,000	4.607		08/15/27	623,200
(Secured Overnight Financing Rate + 0.890%)
4,565,000	4.932	(b)	02/14/29	4,653,104
Banque Federative du Credit Mutuel SA(c)
4,045,000	4.935		01/26/26	4,047,306
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,273,872
BPCE SA
1,055,000	3.250	(c)	01/11/28	1,037,392
(Secured Overnight Financing Rate + 1.087%)
1,000,000	2.045	(a)(b)	10/19/27	983,720

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce
$2,980,000	5.615%		07/17/26	$ 3,006,433
260,000	5.926		10/02/26	263,882
(Secured Overnight Financing Rate + 0.930%)
1,265,000	4.508	(a)(b)	09/11/27	1,268,770
800,000	4.658	(a)(b)	09/11/27	802,256
(Secured Overnight Financing Rate + 0.940%)
2,456,000	4.669	(a)	06/28/27	2,473,069
Citibank NA(b)
1,027,000	5.488		12/04/26	1,040,649
(Secured Overnight Financing Rate + 0.712%)
2,178,000	4.876	(a)	11/19/27	2,193,965
Citigroup, Inc.(a)(b) (3 mo. USD Term SOFR + 1.413%)
614,000	3.520		10/27/28	608,652
(3 mo. USD Term SOFR + 1.652%)
744,000	3.668		07/24/28	739,424
(Secured Overnight Financing Rate + 0.770%)
4,460,000	1.462		06/09/27	4,407,595
Deutsche Bank AG(a)(b) (Secured Overnight Financing Rate + 1.219%)
2,164,000	2.311		11/16/27	2,128,489
Huntington National Bank(a)(b) (Secured Overnight Financing Rate + 0.720%)
817,000	4.693		04/12/28	816,273
JPMorgan Chase & Co.(a)(b) (Secured Overnight Financing Rate + 0.800%)
1,388,000	4.915		01/24/29	1,413,511
(Secured Overnight Financing Rate + 1.190%)
2,630,000	5.040		01/23/28	2,657,010
Macquarie Bank Ltd.(a)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	4.708		07/02/27	991,550
Mitsubishi UFJ Financial Group, Inc.(a)(b) (1 yr. CMT + 0.750%)
1,435,000	1.538		07/20/27	1,415,283
Morgan Stanley(a)(b) (Secured Overnight Financing Rate + 0.879%)
2,536,000	1.593		05/04/27	2,514,013
(Secured Overnight Financing Rate + 1.295%)
952,000	5.050		01/28/27	952,505
(Secured Overnight Financing Rate + 1.380%)
2,820,000	4.994		04/12/29	2,876,146
NatWest Markets PLC(c)
571,000	5.416		05/17/27	582,214
Royal Bank of Canada(a)(b) (Secured Overnight Financing Rate + 0.790%)
543,000	5.069		07/23/27	546,084
Santander U.K. Group Holdings PLC(a)(b) (Secured Overnight Financing Rate + 0.989%)
1,127,000	1.673		06/14/27	1,114,152
Societe Generale SA(c)
859,000	5.250		02/19/27	868,655
(Secured Overnight Financing Rate + 1.100%)
3,367,000	4.895	(a)	02/19/27	3,377,539

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Standard Chartered Bank(a) (Secured Overnight Financing Rate + 0.650%)
$2,157,000	4.634%		10/08/26	$ 2,161,098
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948		01/12/26	724,319
2,552,000	2.632		07/14/26	2,533,498
Sumitomo Mitsui Trust Bank Ltd.(c)
2,680,000	5.200		03/07/27	2,718,672
(Secured Overnight Financing Rate + 0.980%)
2,594,000	4.765	(a)	09/10/27	2,614,856
Toronto-Dominion Bank
137,000	1.250		09/10/26	134,519
1,810,000	4.693		09/15/27	1,832,933
2,231,000	4.861		01/31/28	2,268,325
Truist Bank(a)(b) (Secured Overnight Financing Rate + 0.590%)
3,397,000	4.671		05/20/27	3,403,183
UBS Group AG(a)(b)(c) (1 yr. CMT + 0.850%)
2,500,000	1.494		08/10/27	2,459,275
(1 yr. CMT + 1.080%)
1,462,000	1.364		01/30/27	1,458,623
(Secured Overnight Financing Rate + 0.980%)
1,000,000	1.305		02/02/27	997,440
UniCredit SpA(c)
3,500,000	4.625		04/12/27	3,524,745
Westpac New Zealand Ltd.(c)
1,175,000	4.902		02/15/28	1,195,927

				96,976,744

Building Materials(b)(c) – 0.1%
Standard Industries, Inc.
805,000	4.750		01/15/28	802,480

Commercial Services(b) – 1.0%
Brink’s Co.(c)
385,000	6.500		06/15/29	398,529
Global Payments, Inc.
525,000	1.200		03/01/26	522,527
Quanta Services, Inc.
4,414,000	4.750		08/09/27	4,470,146

				5,391,202

Diversified Financial Services(b) – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,220,000	2.450		10/29/26	2,190,984
2,329,000	6.100		01/15/27	2,373,461
384,000	4.625		10/15/27	387,298
Air Lease Corp.
906,000	2.875		01/15/26	905,067
Jefferies Financial Group, Inc.
2,100,000	4.750		08/11/26	2,094,624
Macquarie Airfinance Holdings Ltd.(c)
110,000	6.400		03/26/29	115,210

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(b) – (continued)
OneMain Finance Corp.
$760,000	6.125%		05/15/30	$ 774,980

				8,841,624

Electrical – 3.6%
CMS Energy Corp.(b)
1,477,000	3.000		05/15/26	1,470,811
Dominion Energy, Inc.(b)
2,025,000	1.450		04/15/26	2,010,137
Enel Finance International NV(b)(c)
2,575,000	1.625		07/12/26	2,540,727
ITC Holdings Corp.(b)
1,086,000	3.250		06/30/26	1,080,994
NextEra Energy Capital Holdings, Inc.
2,630,000	4.625	(b)	07/15/27	2,659,903
7,103,000	4.685		09/01/27	7,186,744
Xcel Energy, Inc.(b)
3,325,000	1.750		03/15/27	3,236,954

				20,186,270

Electrical Components & Equipment(b)(c) – 0.1%
WESCO Distribution, Inc.
620,000	6.375		03/15/29	640,968

Electronics(b) – 0.1%
Amphenol Corp.
750,000	3.900		11/15/28	749,085

Environmental(b) – 1.0%
Veralto Corp.
1,273,000	5.500		09/18/26	1,283,553
Waste Management, Inc.
4,050,000	4.500		03/15/28	4,103,703

				5,387,256

Food & Drug Retailing – 2.0%
Campbell’s Co.
1,580,000	5.200		03/19/27	1,600,998
General Mills, Inc.(b)
2,550,000	4.700		01/30/27	2,568,564
J.M. Smucker Co.(b)
813,000	5.900		11/15/28	852,162
Mars, Inc.(b)(c)
6,164,000	4.600		03/01/28	6,247,029

				11,268,753

Gas – 0.5%
Entergy New Orleans LLC(b)
1,435,000	4.000		06/01/26	1,427,222
Spire, Inc.
1,518,000	5.300		03/01/26	1,520,308

				2,947,530

Healthcare Providers & Services – 1.1%
HCA, Inc.(b)
1,500,000	5.625		09/01/28	1,546,245

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Thermo Fisher Scientific, Inc.(b)
$2,760,000	5.000%	12/05/26	$ 2,786,938
UnitedHealth Group, Inc.
2,000,000	3.100	03/15/26	1,995,900

			6,329,083

Home Builders(b) – 0.2%
Lennar Corp.
1,308,000	5.250	06/01/26	1,308,706

Insurance – 1.2%
Athene Global Funding(c)
106,000	1.450	01/08/26	105,957
Corebridge Financial, Inc.(b)
2,837,000	3.650	04/05/27	2,820,318
Corebridge Global Funding(a)(c) (Secured Overnight Financing Rate + 1.300%)
2,621,000	5.028	09/25/26	2,636,018
Jackson National Life Global Funding(c)
1,239,000	5.550	07/02/27	1,264,796

			6,827,089

Internet(b) – 0.9%
Alphabet, Inc.
1,275,000	3.875	11/15/28	1,280,865
eBay, Inc.
1,550,000	1.400	05/10/26	1,535,631
Prosus NV(c)
2,260,000	3.257	01/19/27	2,227,524

			5,044,020

Lodging(b) – 0.3%
Marriott International, Inc.
1,530,000	5.450	09/15/26	1,543,387

Machinery-Diversified(b) – 1.0%
Ingersoll Rand, Inc.
5,220,000	5.197	06/15/27	5,304,982

Miscellaneous Manufacturing(b) – 0.2%
Axon Enterprise, Inc.(c)
355,000	6.125	03/15/30	367,663
Hillenbrand, Inc.
484,000	6.250	02/15/29	495,345

			863,008

Oil Field Services(b) – 1.2%
QatarEnergy(c)
2,520,000	1.375	09/12/26	2,469,172
SA Global Sukuk Ltd.
2,520,000	1.602	06/17/26	2,487,416
Sunoco LP(c)
750,000	7.000	05/01/29	782,010
Sunoco LP/Sunoco Finance Corp.(c)
760,000	7.000	09/15/28	783,986

			6,522,584

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging(b) – 0.1%
Berry Global, Inc.
$550,000	1.570%	01/15/26	$ 549,203

Pharmaceuticals – 3.3%
AbbVie, Inc.(b)
7,400,000	4.800	03/15/27	7,478,736
Cardinal Health, Inc.
4,792,000	4.700	11/15/26	4,822,621
CVS Health Corp.(b)
4,893,000	5.000	02/20/26	4,893,098
PRA Health Sciences, Inc.(b)(c)
1,435,000	2.875	07/15/26	1,423,649

			18,618,104

Pipelines(b) – 1.6%
Hess Midstream Operations LP(c)
795,000	5.875	03/01/28	809,858
300,000	6.500	06/01/29	310,497
Kinetik Holdings LP(c)
705,000	6.625	12/15/28	725,854
NuStar Logistics LP
1,360,000	6.000	06/01/26	1,362,421
ONEOK, Inc.
2,645,000	4.250	09/24/27	2,653,570
Williams Cos., Inc.
3,090,000	5.300	08/15/28	3,181,495

			9,043,695

Real Estate Investment Trust(b) – 0.2%
American Tower Corp.
1,388,000	2.750	01/15/27	1,369,581

Retailing(b) – 1.1%
1011778 BC ULC/New Red Finance, Inc.(c)
1,130,000	6.125	06/15/29	1,161,550
7-Eleven, Inc.(c)
1,577,000	0.950	02/10/26	1,571,543
Murphy Oil USA, Inc.
1,535,000	5.625	05/01/27	1,535,829
O’Reilly Automotive, Inc.
1,965,000	5.750	11/20/26	1,991,881

			6,260,803

Semiconductors(b) – 1.6%
Broadcom, Inc.
5,210,000	5.050	07/12/27	5,300,498
Intel Corp.
2,300,000	4.875	02/10/28	2,333,166
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,097,000	4.400	06/01/27	1,101,640

			8,735,304

Software – 1.2%
Cadence Design Systems, Inc.
520,000	4.200	09/10/27	523,198

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Fidelity National Information Services, Inc.(b)
$1,050,000	1.150%	03/01/26	$ 1,045,086
Oracle Corp.(b)
1,209,000	4.800	08/03/28	1,214,489
Synopsys, Inc.(b)
1,873,000	4.650	04/01/28	1,898,829
VMware LLC(b)
1,883,000	3.900	08/21/27	1,883,395

			6,564,997

Telecommunication Services(b) – 0.5%
Deutsche Telekom International Finance BV(c)
1,404,000	3.600	01/19/27	1,399,114
T-Mobile USA, Inc.
1,550,000	3.750	04/15/27	1,545,025

			2,944,139

Trucking & Leasing(b)(c) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
418,000	1.700	06/15/26	413,001
705,000	5.350	01/12/27	712,395

			1,125,396

TOTAL CORPORATE OBLIGATIONS (Cost $260,896,522)			$262,998,660

Asset-Backed Securities(b) – 14.7%
Automotive – 2.9%
Ford Credit Auto Owner Trust Series 2025-B, Class A3
$2,825,000	3.910%	04/15/30	$ 2,834,942
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(c)
1,928,271	5.410	05/17/27	1,938,657
Hyundai Auto Receivables Trust Series 2022-C, Class A3
462,741	5.390	06/15/27	463,758
Hyundai Auto Receivables Trust Series 2024-B, Class A3
325,000	4.840	03/15/29	328,620
SFS Auto Receivables Securitization Trust Series 2025-3A, Class A3(c)
3,100,000	4.120	04/21/31	3,113,455
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A2(c)
1,300,000	4.140	06/20/28	1,302,487
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
678,831	5.300	09/15/27	682,002
Toyota Lease Owner Trust Series 2025-B, Class A3(c)
3,975,000	3.960	11/20/28	3,985,679
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
1,355,643	4.650	11/22/27	1,359,145

			16,008,745

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a) – 9.6%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(c) (3 mo. USD Term SOFR + 1.410%)
	$1,300,000	5.621%	07/20/38	$ 1,305,525
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1(c) (3 mo. USD Term SOFR + 1.412%)
	4,000,000	5.316	04/15/34	4,006,848
Apidos CLO XXIII Series 2015-23A, Class ARR(c) (3 mo. USD Term SOFR + 1.050%)
	2,669,483	4.955	04/15/33	2,669,993
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1R(c) (3 mo. USD Term SOFR + 0.980%)
	5,000,000	4.837	01/22/35	4,991,540
Bain Capital Credit CLO Ltd. Series 2020-4A, Class A1RR(c) (3 mo. USD Term SOFR + 1.150%)
	3,000,000	5.037	10/20/36	3,001,839
CarVal CLO XI C Ltd. Series 2024-3A, Class A1(c) (3 mo. USD Term SOFR + 1.390%)
	1,500,000	5.274	10/20/37	1,503,847
CBAM Ltd. Series 2017-2A, Class AR(c) (3 mo. USD Term SOFR + 1.452%)
	5,000,000	5.333	07/17/34	5,011,055
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	3.031	11/20/34	2,233,014
Fort Greene Park CLO LLC Series 2025-2A, Class AR(c) (3 mo. USD Term SOFR + 0.950%)
	$2,100,000	4.807	04/22/34	2,096,325
LCM 36 Ltd. Series 36A, Class A1R(c) (3 mo. USD Term SOFR + 1.070%)
	4,580,000	4.975	01/15/34	4,574,316
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R(c) (3 mo. USD Term SOFR + 1.360%)
	2,750,000	5.254	07/16/37	2,754,782
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(c) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	5.435	04/15/37	1,001,846
Mountain View CLO LLC Series 2016-1A, Class AR2(c) (3 mo. USD Term SOFR + 1.260%)
	550,928	5.172	04/14/33	550,934
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(c) (3 mo. USD Term SOFR + 1.362%)
	3,380,938	5.251	05/20/32	3,383,703
Octagon 54 Ltd. Series 2021-1A, Class A1(c) (3 mo. USD Term SOFR + 1.382%)
	1,000,000	5.286	07/15/34	1,000,357
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2(c) (3 mo. USD Term SOFR + 1.320%)
	1,500,000	5.204	01/20/38	1,503,779
Pikes Peak CLO 2 Series 2018-2A, Class ARR(c) (3 mo. USD Term SOFR + 1.220%)
	6,700,000	5.104	10/11/34	6,700,007
Wellfleet CLO Ltd. Series 2021-3A, Class AR(c) (3 mo. USD Term SOFR + 1.200%)
	5,000,000	5.105	01/15/35	5,001,560

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a) – (continued)
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(c) (3 mo. USD Term SOFR + 1.490%)
$475,000	5.349%	07/28/37	$ 475,815

			53,767,085

Credit Card – 0.2%
Barclays Dryrock Issuance Trust Series 2025-1, Class A
1,200,000	3.970	07/15/31	1,203,944

Student Loan(a) – 2.0%
Access Group, Inc. Series 2013-1, Class A(c) (1 mo. USD Term SOFR + 0.614%)
166,758	4.489	02/25/36	166,704
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(c) (3 mo. USD Term SOFR + 1.830%)
2,100,000	5.735	01/15/37	2,103,757
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1 mo. USD Term SOFR + 1.314%)
968,334	5.189	12/27/66	980,819
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(c) (3 mo. USD Term SOFR + 1.520%)
1,875,000	5.404	04/18/37	1,880,018
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
229,205	5.475	07/25/45	229,153
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
464,638	4.886	03/25/51	455,716
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
64,140	5.525	04/25/38	63,267
Navient Student Loan Trust Series 2017-2A, Class A(c) (1 mo. USD Term SOFR + 1.164%)
1,414,976	5.039	12/27/66	1,437,698
Nelnet Student Loan Trust Series 2012-3A, Class A(c) (1 mo. USD Term SOFR + 0.814%)
976,259	4.689	03/26/40	971,999
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(c) (3 mo. USD Term SOFR + 1.530%)
1,500,000	5.414	04/20/38	1,504,151
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1 mo. USD Term SOFR + 0.704%)
1,314,219	4.579	08/25/40	1,299,188
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1 mo. USD Term SOFR + 1.014%)
188,041	4.815	07/01/31	187,918

			11,280,388

TOTAL ASSET-BACKED SECURITIES (Cost $81,977,977)			$ 82,260,162

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 4.8%
Collateralized Mortgage Obligations – 0.3%
Regular Floater(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$195,581	4.698	%(b)	09/15/37	$ 194,871
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
23,326	4.948		06/15/39	23,496
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
28,806	4.398		04/15/37	28,075
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
62,663	4.498		05/15/36	62,225
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
31,828	4.389		09/25/43	31,529
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
105,536	4.489		08/25/36	104,982
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
170,645	5.139		09/25/39	173,261
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
121,147	4.829		04/25/48	121,373

				739,812

Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
134,218	6.500		05/15/41	140,994

Sequential Floating Rate(a)(b)(c) – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
442,000	5.524		12/25/41	444,288
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
59,177	5.774		04/25/42	59,325
Verus Securitization Trust Series 2021-8, Class A1
144,772	2.824		11/25/66	135,378

				638,991

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				1,519,797

Commercial Mortgage-Backed Securities – 3.8%
Sequential Fixed Rate(b) – 1.8%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714%		04/15/52	$ 1,425,646
Bank5 Series 2024-5YR11, Class A3
1,000,000	5.893		11/15/57	1,051,324
Bank5 Series 2025-5YR17, Class A3
1,750,000	5.225		11/15/58	1,804,650

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate(b) – (continued)
Bank5 Series 2025-5YR19, Class A3
$1,200,000	5.270%		12/15/58	$ 1,240,524
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805		01/10/57	2,133,455
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739		02/15/57	984,901
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
1,450,000	5.673		05/15/58	1,517,631

				10,158,131

Sequential Floating Rate(a) – 2.0%
Bank5 Series 2024-5YR12, Class A3
1,100,000	5.902	(b)	12/15/57	1,156,242
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,716,865	5.192	(c)	02/15/39	1,716,872
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,598,408	5.142	(c)	03/15/41	1,597,561
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR + 0.750%)
501,358	4.500	(c)	10/15/26	499,894
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,200,000	5.392	(c)	02/15/41	1,195,450
Durst Commercial Mortgage Trust Series 2025-151, Class A
1,300,000	5.145	(c)	08/10/42	1,326,067
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF60, Class A (1 mo. USD Term SOFR + 0.604%)
56,035	4.613	(b)	02/25/26	56,043
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,075,000	5.467	(c)	01/13/40	1,113,229
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,400,000	5.493	(c)	10/15/40	1,403,046
ONE Mortgage Trust Series 2021-PARK, Class A (1 mo. USD Term SOFR + 0.814%)
919,000	4.565	(c)	03/15/36	916,138

				10,980,542

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 21,138,673

Federal Agencies – 0.7%
Uniform Mortgage-Backed Security – 0.7%
$3,984,450	6.500%		06/01/54	$ 4,163,836

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $26,556,497)				$ 26,822,306

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures(a) – 2.3%
United States Dollar – 2.3%
Uniform Mortgage-Backed Security (Secured Overnight Financing Rate + 0.140%)
$9,931,000	3.850%	10/06/27	$ 9,915,706
Uniform Mortgage-Backed Security (Secured Overnight Financing Rate + 0.140%)
3,192,000	3.850	10/14/27	3,191,681

TOTAL AGENCY DEBENTURES (Cost $13,123,000)			$ 13,107,387

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Saudi Government International Bonds
$2,320,000	3.250%	10/26/26	$ 2,305,500
(Cost $2,348,383)

Municipal Debt Obligations(b) – 0.2%
Texas – 0.2%
San Antonio GO Bonds Taxable Series 2023
$1,330,000	5.635%	02/01/26	$ 1,330,224
(Cost $1,330,000)

U.S. Treasury Obligations – 17.6%
U.S. Treasury Notes
$52,040,000	2.750%	04/30/27	$ 51,531,797
30,730,000	2.625	05/31/27	30,360,280
16,950,000	3.500 (d)	09/30/27	16,954,635

TOTAL U.S. TREASURY OBLIGATIONS (Cost $98,345,074)			$ 98,846,712

Shares	Dividend Rate		Value

Investment Company(e) – 2.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
15,955,903	3.686%		$ 15,955,903
(Cost $15,955,903)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 87.5% (Cost $487,410,356)			$490,519,467

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 7.6%
Certificates of Deposit – 3.6%
Banco Bilbao Vizcaya Argentaria SA
$5,600,000	4.000%		04/24/26	$ 5,601,906
National Bank of Kuwait
2,000,000	4.420		08/19/26	2,005,131
(Secured Overnight Financing Rate + 0.590%)
5,901,000	4.360	(a)	03/26/26	5,905,026
(Secured Overnight Financing Rate + 0.600%)
3,497,000	4.370	(a)(b)	12/11/26	3,497,044
Natixis SA(a) (Secured Overnight Financing Rate + 0.620%)
3,155,000	4.390		10/29/26	3,162,684

				20,171,791

Commercial Paper(f) – 4.0%
Broadcom, Inc.(c)
2,808,000	0.000		01/27/26	2,799,878
Entergy Corp.(c)
1,731,000	0.000		03/10/26	1,718,141
General Motors Financial Co., Inc.(c)
848,000	0.000		07/27/26	828,297
2,048,000	0.000		08/12/26	1,996,892
Macquarie Group Ltd.
2,871,000	0.000		03/17/26	2,847,479
National Bank of Kuwait(c)
1,000,000	0.000		05/01/26	987,230
Oracle Corp.(c)
1,058,000	0.000		01/15/26	1,056,308
TELUS Corp.(c)
2,908,000	0.000		02/24/26	2,888,555
VW Credit, Inc.(c)
3,037,000	0.000		03/16/26	3,012,451
4,637,000	0.000		09/24/26	4,504,892

				22,640,123

TOTAL SHORT-TERM INVESTMENTS (Cost $42,776,638)				$ 42,811,914

TOTAL INVESTMENTS – 97.4% (Cost $543,309,994)				$546,438,768

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%				14,492,513

NET ASSETS – 100.0%				$560,931,281

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	USD	2,225,722	EUR	1,899,576	02/25/26	$(12,382)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	289	03/31/26	$60,340,039	$(3,860)
5 Year U.S. Treasury Notes	64	03/31/26	6,995,500	(1,046)

TOTAL FUTURES CONTRACTS				$(4,906)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.500%(b)	03/18/27	$211,590	$378,873	$387,294	$(8,421)
3.136%(c)	12M SOFR(c)	12/15/27	21,690	40,111	9,252	30,859
3.500(c)	12M SOFR(c)	03/18/28	70,830	(315,470)	(314,895)	(575)
3.500(c)	12M SOFR(c)	03/18/29	34,090	(170,269)	(175,012)	4,743

TOTAL				$(66,755)	$(93,361)	$26,606

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
SpA	— Stand-by Purchase Agreement
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 65.3%
Collateralized Mortgage Obligations – 4.2%
Regular Floater(a) – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$170,619	4.874%		02/25/55	$ 170,641
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
275,627	4.874		03/25/55	275,032

				445,673

Sequential Fixed Rate – 2.5%
Angel Oak Mortgage Trust Series 2025-7, Class A1
329,644	5.509	(b)(c)(d)	06/25/70	332,682
Arroyo Mortgage Trust Series 2022-1, Class A1A
132,523	2.495	(b)(c)(d)	12/25/56	129,963
COLT Mortgage Loan Trust Series 2024-4, Class A1
402,950	5.949	(b)(c)(d)	07/25/69	407,745
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
46,313	6.500		06/15/31	47,548
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
26,863	6.500		02/15/36	28,132
Federal National Mortgage Association REMICS Series 2011-99, Class DB
139,248	5.000		10/25/41	140,542
Federal National Mortgage Association REMICS Series 2012-111, Class B
20,414	7.000		10/25/42	21,940
Federal National Mortgage Association REMICS Series 2012-153, Class B
90,763	7.000		07/25/42	98,587
Federal National Mortgage Association REMICS Series 2011-52, Class GB
154,676	5.000		06/25/41	156,070
Government National Mortgage Association REMICS Series 2021-135, Class A
1,052,638	2.000	(b)	08/20/51	881,846
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
350,000	4.879	(b)(c)(d)	05/25/65	350,144
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A1A
343,193	5.016	(b)(c)(d)	09/25/70	344,045
OBX Trust Series 2025-NQM21, Class A1A
346,711	4.989	(b)(c)(d)	10/25/65	347,407

				3,286,651

Sequential Floating Rate(a)(b) – 1.4%
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(c)	04/25/65	144,256
Angel Oak Mortgage Trust Series 2021-7, Class A1
356,994	1.978	(c)	10/25/66	310,716
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
441,741	2.520	(c)	05/25/52	380,889
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
189,857	5.990	(c)	07/25/64	191,804
JP Morgan Mortgage Trust Series 2024-3, Class A4
320,368	3.000	(c)	05/25/54	292,599

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b) – (continued)
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
$15,402	4.994%		11/25/29	$ 14,851
OBX Trust Series 2021-NQM4, Class A1
379,036	1.957	(c)	10/25/61	327,494
OBX Trust Series 2022-J2, Class A1
188,658	3.500	(c)	08/25/52	172,150
Verus Securitization Trust Series 2021-8, Class A1
55,386	2.824	(c)	11/25/66	51,792

				1,886,551

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				5,618,875

Commercial Mortgage-Backed Securities – 7.7%
Regular Floater(a)(c) – 0.4%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$450,000	5.243%		11/15/41	$ 450,356

Sequential Fixed Rate – 3.3%
Bank Series 2019-BN24, Class A3
600,000	2.960	(b)	11/15/62	568,357
Bank Series 2020-BN29, Class A4
600,000	1.997	(b)	11/15/53	531,060
Bank Series 2024-BNK47, Class A5
100,000	5.716	(b)	06/15/57	106,148
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4
150,000	3.574	(b)	02/15/50	148,992
Bank5 Series 2024-5YR10, Class A3
200,000	5.302	(b)	10/15/57	205,995
Bank5 Series 2024-5YR11, Class A3
200,000	5.893	(b)	11/15/57	210,265
Bank5 Series 2025-5YR15, Class A3
250,000	5.452	(b)	07/15/58	259,892
Bank5 Series 2025-5YR17, Class A3
400,000	5.225	(b)	11/15/58	412,492
BBCMS Mortgage Trust Series 2024-C24, Class AS
125,000	5.867	(b)	02/15/57	130,892
BBCMS Mortgage Trust Series 2025-5C36, Class A3
300,000	5.517	(b)	08/15/58	312,873
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(b)	12/15/56	322,411
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(c)	11/13/41	462,459
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	(b)	04/15/54	452,037
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
300,000	5.673	(b)	05/15/58	313,993

				4,437,866

Sequential Floating Rate(a) – 4.0%
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)	11/15/64	536,544
Bank Series 2021-BN31, Class AS
250,000	2.211	(b)	02/15/54	215,957

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Bank5 Series 2024-5YR12, Class A3
$400,000	5.902	%(b)	12/15/57	$ 420,452
Benchmark Mortgage Trust Series 2022-B37, Class A5
100,000	5.746	(b)	11/15/55	106,128
BFLD Commercial Mortgage Trust Series 2025-660F, Class A (1 mo. USD Term SOFR + 1.500%)
400,000	5.250	(c)	11/15/42	401,119
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
192,748	5.092	(c)	03/15/41	192,726
BMO Mortgage Trust Series 2023-C4, Class A5
225,000	5.117	(b)	02/15/56	229,737
BPR Trust Series 2024-PMDW, Class A
150,000	5.358	(c)	11/05/41	153,443
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
250,000	5.369	(c)	06/15/44	256,819
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
151,428	5.142	(c)	03/15/41	151,348
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
200,000	5.410	(c)	11/13/46	202,236
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
425,000	5.392	(c)	02/15/41	423,388
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
150,000	5.840	(c)	03/15/41	150,000
Durst Commercial Mortgage Trust Series 2025-151, Class A
300,000	5.145	(c)	08/10/42	306,016
Houston Galleria Mall Trust Series 2025-HGLR, Class A
150,000	5.462	(c)	02/05/45	155,132
IRV Trust Series 2025-200P, Class A
400,000	5.295	(b)(c)	03/14/47	407,828
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
125,000	5.797	(c)	10/05/39	127,282
MAD Commercial Mortgage Trust Series 2025-11MD, Class A
419,000	4.754	(c)	10/15/42	420,707
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
100,000	6.014	(b)	12/15/56	107,842
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
250,000	5.493	(c)	10/15/40	250,544
TYSN Mortgage Trust Series 2023-CRNR, Class A
155,000	6.580	(c)	12/10/33	163,029

				5,378,277

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 10,266,499

Federal Agencies – 53.4%
Adjustable Rate Federal Home Loan Mortgage Corp.(a) – 0.1%
(1 yr. CMT + 2.250%)
$63,498	6.340%		09/01/33	$ 64,764

Adjustable Rate Federal National Mortgage Association(a) – 0.3%
(RFUCC 1 yr. Treasury + 1.670%)
10,575	6.045		11/01/32	10,850

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association(a) – (continued)
(RFUCC 6 mo. Treasury + 1.413%)
$155,601	5.663%	05/01/33	$ 157,949
(1 yr. CMT + 2.161%)
2,072	6.270	06/01/33	2,110
(RFUCC 1 yr. Treasury + 1.656%)
63,315	6.186	10/01/33	65,147
(1 yr. CMT + 2.193%)
59,074	6.250	02/01/35	60,393
(RFUCC 1 yr. Treasury + 1.389%)
62,540	6.139	09/01/35	64,016

			360,465

Adjustable Rate Government National Mortgage Association – 0.1%
(1 yr. CMT + 1.500%)(a)
45	5.625	02/20/26	45
19	5.375	07/20/26	19
2,564	5.625	01/20/27	2,569
730	5.625	02/20/27	731
8,914	5.625	04/20/27	8,947
784	5.625	05/20/27	787
1,711	5.625	06/20/27	1,718
685	4.750	11/20/27	688
6	5.000	11/20/27	6
2,039	4.750	12/20/27	2,047
5,519	5.625	01/20/28	5,546
2,036	5.625	02/20/28	2,046
1,890	5.625	03/20/28	1,900
15,299	5.375	07/20/29	15,447
4,259	5.375	08/20/29	4,302
1,501	5.375	09/20/29	1,516
6,827	4.750	10/20/29	6,887
10,709	4.750	11/20/29	10,806
1,581	4.750	12/20/29	1,596
3,246	5.625	01/20/30	3,278
976	5.625	02/20/30	986
5,394	5.625	03/20/30	5,448
8,580	5.625	04/20/30	8,679
24,818	5.625	05/20/30	25,109
2,973	5.625	06/20/30	3,007
22,806	5.375	07/20/30	23,079
4,134	5.375	09/20/30	4,185
7,169	4.750	10/20/30	7,249
16,661	5.625	03/20/32	16,887

			165,510

Federal Home Loan Mortgage Corp. – 0.2%
6,008	6.500	07/01/28	6,036
34,270	4.500	03/01/29	34,480
4,144	5.000	08/01/33	4,232
643	5.000	09/01/33	656
1,640	5.000	10/01/33	1,675
958	5.000	11/01/34	979
38,489	5.000	12/01/34	39,352
2,496	5.000	07/01/35	2,552
1	5.000	11/01/35	1
5,639	5.000	12/01/35	5,756
9,764	5.000	02/01/37	10,003
699	5.000	03/01/38	716

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$25,667	5.000%	07/01/39	$ 26,203
4,340	4.000	06/01/40	4,261
1,555	5.000	08/01/40	1,588
509	4.500	11/01/40	513
29,369	4.000	02/01/41	28,834
1,889	5.000	06/01/41	1,929
60,690	5.000	07/01/41	62,142
2,760	4.000	11/01/41	2,702
3,056	3.000	05/01/42	2,830
4,370	3.000	08/01/42	4,048
5,804	3.000	01/01/43	5,368
26,414	3.000	02/01/43	24,390

			271,246

Federal National Mortgage Association – 1.6%
605	6.500	11/01/28	611
15,603	7.000	07/01/31	16,558
136,872	5.500	07/01/33	141,231
987,270	5.500	10/01/55	1,009,990
994,451	5.500	11/01/55	1,016,093

			2,184,483

Government National Mortgage Association – 13.9%
903	7.000	12/15/27	904
1,966	6.500	08/15/28	1,982
11,559	6.000	01/15/29	11,736
25,471	7.000	10/15/29	26,031
7,160	5.500	11/15/32	7,364
212,270	5.500	12/15/32	219,621
3,006	5.500	01/15/33	3,062
14,208	5.500	02/15/33	14,683
12,879	5.500	03/15/33	13,270
15,202	5.500	07/15/33	15,609
7,030	5.500	08/15/33	7,226
2,697	5.500	09/15/33	2,757
7,369	5.500	04/15/34	7,561
6,018	5.500	05/15/34	6,167
82,191	5.500	06/15/34	85,473
61,726	5.500	09/15/34	64,219
60,535	5.500	12/15/34	63,078
49,341	5.500	01/15/35	51,401
18,240	5.000	03/15/38	18,674
2,029	4.000	02/20/41	1,978
3,269	4.000	11/20/41	3,182
550	4.000	01/20/42	535
1,780	4.000	04/20/42	1,731
1,110	4.000	10/20/42	1,079
120,627	4.000	08/20/43	117,046
1,578	4.000	03/20/44	1,529
1,928	4.000	05/20/44	1,867
135,129	4.000	11/20/44	130,748
604,677	4.000	06/20/45	584,471
134,367	4.000	01/20/46	129,713
89,159	4.500	02/20/48	88,880
47,282	5.000	08/20/48	48,086
395,637	5.000	10/20/48	401,991
219,009	5.000	11/20/48	222,526
342,673	5.000	12/20/48	347,963

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$479,848	5.000%	01/20/49		$ 487,254
605,709	4.000	02/20/49		581,543
297,027	5.000	03/20/49		301,612
1,599,276	3.000	11/20/49		1,444,562
1,024,041	3.000	02/20/50		924,310
336,692	3.000	03/20/50		303,922
107,313	3.500	01/20/51		99,553
465,580	2.500	11/20/51		401,458
681,632	3.000	12/20/51		612,972
266,717	2.500	12/20/51		229,983
775,981	3.500	02/20/53		719,868
6,000,000	2.000	TBA-30yr	(e)	4,965,887
2,000,000	2.500	TBA-30yr	(e)	1,724,766
1,000,000	4.500	TBA-30yr	(e)	974,097
2,000,000	5.500	TBA-30yr	(e)	2,019,305

				18,495,235

Uniform Mortgage-Backed Security – 37.2%
570	4.500	07/01/36		572
586	4.500	04/01/39		588
2,682	4.500	05/01/39		2,689
1,143	4.000	08/01/39		1,121
5,415	4.500	08/01/39		5,427
93,442	4.500	12/01/39		93,669
5,866	4.500	01/01/41		5,900
5,778	4.500	05/01/41		5,786
27,903	4.500	08/01/41		27,921
59,303	4.500	08/01/42		59,304
5,600	3.000	11/01/42		5,195
62,012	3.000	12/01/42		58,033
161,307	3.000	01/01/43		150,204
24,614	3.000	02/01/43		22,963
214,979	3.000	03/01/43		199,577
364,425	3.000	04/01/43		337,939
236,557	3.000	05/01/43		219,258
45,541	3.000	06/01/43		42,170
360,081	3.000	07/01/43		333,320
331,285	4.500	10/01/44		330,056
358,161	4.500	04/01/45		357,593
42,614	4.500	05/01/45		42,805
169,264	4.500	06/01/45		168,636
148,906	4.000	11/01/45		144,483
52,042	4.000	03/01/46		50,356
3,718	4.500	05/01/46		3,716
26,772	4.000	06/01/46		25,851
42,620	4.500	08/01/46		42,532
8,259	4.000	08/01/46		7,975
60,730	4.000	10/01/46		58,641
15,639	4.500	06/01/47		15,631
427,936	4.500	11/01/47		426,242
148,054	4.000	12/01/47		143,568
141,258	4.000	01/01/48		136,977
550,242	4.000	02/01/48		533,186
378,535	4.000	03/01/48		366,709
435,097	4.000	06/01/48		421,229
132,799	4.000	08/01/48		128,484
588,828	5.000	11/01/48		600,640
761,806	4.500	01/01/49		755,696

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$212,679	4.500%	03/01/49		$ 210,973
631,942	4.500	04/01/49		626,746
38,508	3.500	07/01/49		36,180
919,772	3.000	09/01/49		830,449
1,352,769	4.500	03/01/50		1,341,662
2,183,997	2.500	09/01/50		1,889,476
2,500,802	2.000	10/01/50		2,045,001
2,500,256	2.000	11/01/50		2,043,682
810,572	2.500	11/01/50		699,237
1,605,374	2.500	02/01/51		1,371,404
2,252,087	2.500	05/01/51		1,939,938
5,813	4.500	05/01/51		5,726
715,993	2.000	05/01/51		585,001
3,929,458	2.000	12/01/51		3,197,745
2,471,168	2.000	02/01/52		2,010,144
115,346	4.500	04/01/52		113,261
736,721	5.500	09/01/52		758,510
824,850	6.000	11/01/52		862,120
147,737	6.000	12/01/52		154,237
792,296	4.500	05/01/53		784,456
804,838	6.500	06/01/54		849,864
2,000,000	3.000	TBA-30yr	(e)	1,767,656
4,000,000	5.000	TBA-30yr	(e)	3,990,000
1,000,000	3.500	TBA-30yr	(e)	920,664
1,000,000	4.000	TBA-30yr	(e)	948,359
8,000,000	5.500	TBA-30yr	(e)	8,111,562
4,000,000	6.000	TBA-30yr	(e)	4,106,406
1,000,000	7.000	TBA-30yr	(e)	1,052,022

				49,585,123

TOTAL FEDERAL AGENCIES				$ 71,126,826

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $88,624,852)				$ 87,012,200

Asset-Backed Securities(b) – 3.2%
Automotive – 0.9%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$17,904	4.700%	09/15/27		$ 17,910
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
200,000	4.780	07/16/29		201,456
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(d)
325,000	4.870	08/15/36		333,045
Ford Credit Auto Owner Trust Series 2025-2, Class A(c)(d)
300,000	4.370	02/15/38		302,563
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
275,000	4.740	01/16/29		275,813

				1,130,787

Collateralized Loan Obligations(a)(c) – 0.7%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57		986,019

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Credit Card – 0.5%
American Express Credit Account Master Trust Series 2025-3, Class A
$400,000	4.510%	04/15/32	$ 407,709
Barclays Dryrock Issuance Trust Series 2025-1, Class A
275,000	3.970	07/15/31	275,904

			683,613

Student Loan(a)(c) – 1.1%
ECMC Group Student Loan Trust Series 2018-2A, Class A (1 mo. USD Term SOFR + 0.914%)
681,802	4.789	09/25/68	671,266
Scholar Funding Trust Series 2013-A, Class A (1 mo. USD Term SOFR + 0.764%)
747,032	4.630	01/30/45	737,117

			1,408,383

TOTAL ASSET-BACKED SECURITIES (Cost $4,261,145)			$ 4,208,802

Agency Debentures – 2.6%
Sovereign – 2.6%
Federal Home Loan Banks
$3,620,000	3.500%	06/11/32	$ 3,505,825
(Cost $3,660,510)

Municipal Debt Obligations – 1.6%
New Jersey – 1.6%
New Jersey Economic Development Authority RB Taxable Series A
$2,000,000	7.425%	02/15/29	$ 2,088,799
(Cost $2,000,000)

U.S. Treasury Obligations – 44.0%
U.S. Treasury Bonds
$570,000	4.375%	05/15/40	$ 560,916
1,260,000	4.750	02/15/41	1,284,019
1,630,000	3.625	02/15/44	1,401,036
4,100,000	3.375	05/15/44	3,388,266
1,170,000	4.625	05/15/44	1,150,439
1,770,000	3.125	08/15/44	1,403,002
680,000	3.125	05/15/48	517,331
680,000	3.000	08/15/48	504,369
720,000	2.375	11/15/49	463,275
4,870,000	4.000	11/15/52	4,230,812
13,000	4.250	08/15/54	11,779
580,000	4.750	05/15/55	571,209
570,000	4.750	08/15/55	561,628
U.S. Treasury Inflation-Indexed Bonds
1,151,150	1.500	02/15/53	897,177
U.S. Treasury Notes
7,940,000	1.250	05/31/28	7,528,112
287,600	3.625	03/31/30	287,083
6,052,800	0.625	05/15/30	5,312,278

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$8,085,300	3.750%		05/31/30	$ 8,106,145
1,380,000	3.750		06/30/30	1,383,558
410,000	3.625		09/30/30	408,495
6,220,000	4.625		05/31/31	6,475,603
2,100,000	4.375	(f)	05/15/34	2,147,906
6,450,000	4.250		11/15/34	6,523,570
U.S. Treasury STRIPS Coupon(g)
1,791,200	0.000		11/15/29	1,552,115
440,000	0.000		08/15/30	368,999
470,000	0.000		08/15/31	377,235
900,000	0.000		11/15/31	714,407
440,000	0.000		08/15/33	321,422
360,000	0.000		08/15/35	237,678

TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,434,246)				$ 58,689,864

Shares	Dividend Rate	Value

Investment Company(h) – 4.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,351,201	3.686%	$ 6,351,201
(Cost $6,351,201)

TOTAL INVESTMENTS – 121.5% (Cost $165,331,954)		$161,856,691

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.5)%		(28,628,770)

NET ASSETS – 100.0%		$133,227,921

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $30,580,724 which represents approximately 22.9% of net assets as of December 31, 2025.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated issuer.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(3,000,000)	$(2,696,479)
Government National Mortgage Association	4.000	TBA - 30yr	01/15/25	(1,000,000)	(943,597)
Government National Mortgage Association	5.000	TBA - 30yr	01/15/25	(1,000,000)	(997,575)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(7,000,000)	(5,655,234)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(4,000,000)	(3,903,907)

(PROCEEDS RECEIVED: $(14,212,617))					$(14,196,792)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	53	03/20/26	$5,959,188	$(26,366)
2 Year U.S. Treasury Notes	118	03/31/26	24,637,109	(3,883)
20 Year U.S. Treasury Bonds	7	03/20/26	809,156	(3,959)
Ultra Long U.S. Treasury Bonds	6	03/20/26	708,000	(543)

Total				$(34,751)

Short position contracts:
5 Year U.S. Treasury Notes	(109)	03/31/26	(11,914,211)	36,417
Ultra 10-Year U.S. Treasury Notes	(86)	03/20/26	(9,891,344)	60,324

Total				$96,741

TOTAL FUTURES CONTRACTS				$61,990

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.490%(a)	12M SOFR(a)	05/31/27	$10		$28	$(10)	$38
3.062(b)	12M SOFR(b)	08/31/27	4,970	(c)	5,484	1,114	4,370
3.174(b)	12M SOFR(b)	08/31/27	4,420	(c)	132	570	(438)
3.136(a)	12M SOFR(a)	12/15/27	6,990	(c)	12,927	2,569	10,358
12M SOFR(b)	3.200%(b)	06/23/28	3,870	(c)	(2,666)	460	(3,126)
12M SOFR(b)	3.368(b)	06/23/28	15,300	(c)	13,546	9,027	4,519
12M SOFR(b)	3.201(b)	10/07/28	3,910	(c)	(5,130)	1,142	(6,272)
3.600(a)	12M SOFR(a)	06/23/30	16,160	(c)	(9,132)	(32,688)	23,556
3.484(a)	12M SOFR(a)	06/23/30	4,070	(c)	6,049	(779)	6,828
3.528(a)	12M SOFR(a)	07/15/30	1,020	(c)	(1,393)	(5,388)	3,995
12M SOFR(a)	3.265(a)	01/30/31	2,570	(c)	(22,943)	(14,897)	(8,046)
12M SOFR(a)	3.379(a)	08/31/31	7,050	(c)	(37,331)	10,938	(48,269)
12M SOFR(a)	3.469(a)	08/31/31	6,310	(c)	(8,040)	(4,722)	(3,318)
12M SOFR(a)	3.588(a)	05/21/32	590	(c)	(728)	(70)	(658)
12M SOFR(a)	3.845(a)	05/21/32	1,280	(c)	12,818	14,736	(1,918)
3.577(a)	12M SOFR(a)	10/10/32	2,680	(c)	18,477	(915)	19,392
12M SOFR(a)	4.076(a)	06/24/35	990	(c)	(1,759)	260	(2,019)
12M SOFR(a)	4.098(a)	06/24/35	3,950	(c)	(3,602)	1,918	(5,520)
3.805(a)	12M SOFR(a)	08/31/36	3,880	(c)	15,512	(24,157)	39,669
3.829(a)	12M SOFR(a)	08/31/36	3,490	(c)	7,344	3,905	3,439
12M SOFR(a)	4.574(a)	07/16/40	5,960	(c)	(26,720)	(25,374)	(1,346)
12M SOFR(a)	4.438(a)	10/09/40	1,790	(c)	(16,140)	412	(16,552)
4.213(a)	12M SOFR(a)	05/21/55	910	(c)	25,752	22,632	3,120
4.484(a)	12M SOFR(a)	05/21/55	400	(c)	1,453	206	1,247
3.848(a)	12M SOFR(a)	07/17/55	4,820	(c)	58,120	40,857	17,263
3.828(a)	12M SOFR(a)	01/30/56	700	(c)	40,160	18,299	21,861

TOTAL					$82,218	$20,045	$62,173

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Puts
3M IRS	JPMorgan Securities, Inc.	3.302%	01/28/2026	1,370,000	$1,370,000	$1,645	$1,849	$(204)

TOTAL				1,370,000	$1,370,000	$1,645	$1,849	$(204)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 32.8%
Sovereign – 32.8%
U.S. Treasury Inflation-Indexed Notes
$69,425,157	1.875%	07/15/35	$ 69,257,018
(Cost $70,037,500)

Sovereign Debt Obligations – 16.5%
United States Dollar – 16.5%
U.S. Treasury Inflation-Indexed Notes
$35,500,313	1.125%	10/15/30	$ 34,976,129
(Cost $35,164,473)

U.S. Treasury Obligations – 48.1%
U.S. Treasury Bonds
$910,000	4.750%	08/15/55	$ 896,634
U.S. Treasury Inflation-Indexed Bonds
10,595,288	1.500	02/15/53	8,257,703
11,902,737	2.125	02/15/54	10,698,980
U.S. Treasury Inflation-Indexed Notes
19,658,279	0.375 (a)	07/15/27	19,431,748
10,324,438	0.750	07/15/28	10,204,659
19,925,718	2.125	04/15/29	20,355,366
19,535,325	1.625	10/15/29	19,732,968
10,657,263	1.625	04/15/30	10,714,296
1,268,942	2.125	01/15/35	1,291,842

TOTAL U.S. TREASURY OBLIGATIONS (Cost $101,699,417)			$101,584,196

Shares	Dividend Rate	Value

Investment Company(b) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,317,030	3.686%	$ 1,317,030
(Cost $1,317,030)

TOTAL INVESTMENTS – 98.0% (Cost $208,218,420)		$207,134,373

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		4,279,120

NET ASSETS – 100.0%		$211,413,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	90	03/20/26	$10,119,375	$(48,478)
2 Year U.S. Treasury Notes	326	03/31/26	68,065,234	(7,084)
20 Year U.S. Treasury Bonds	174	03/20/26	20,113,313	(197,886)

Total				$(253,448)

Short position contracts:
5 Year U.S. Treasury Notes	(61)	03/31/26	(6,667,586)	15,994
Ultra 10-Year U.S. Treasury Notes	(333)	03/20/26	(38,300,203)	226,907
Ultra Long U.S. Treasury Bonds	(67)	03/20/26	(7,906,000)	124,363

Total				$367,264

TOTAL FUTURES CONTRACTS				$113,816

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.007%(a)	12M CPI-U(a)	02/07/26	$6,300		$863,481	$1	$863,480
12M SOFR(b)	3.490%(b)	05/31/27	10		58	(11)	69
3.062(a)	12M SOFR(a)	08/31/27	18,640	(c)	20,570	1,063	19,507
3.174(a)	12M SOFR(a)	08/31/27	14,010	(c)	420	1,800	(1,380)
3.136(b)	12M SOFR(b)	12/15/27	22,070	(c)	40,814	8,110	32,704
12M SOFR(a)	3.368(a)	06/23/28	48,690	(c)	43,110	23,353	19,757
12M SOFR(a)	3.200(a)	06/23/28	12,290	(c)	(8,465)	1,462	(9,927)
12M SOFR(a)	3.201(a)	10/07/28	15,480	(c)	(20,309)	3,191	(23,500)
12M CPI-U(a)	2.103(a)	02/07/29	6,300		(859,173)	30	(859,203)
3.600(b)	12M SOFR(b)	06/23/30	51,320	(c)	(29,001)	(70,393)	41,392
3.484(b)	12M SOFR(b)	06/23/30	12,940	(c)	19,232	(2,478)	21,710
3.528(b)	12M SOFR(b)	07/15/30	3,260	(c)	(4,455)	(5,703)	1,248
12M SOFR(b)	3.265(b)	01/30/31	4,080	(c)	(36,423)	(24,184)	(12,239)
12M SOFR(b)	3.379(b)	08/31/31	26,490	(c)	(140,270)	62,830	(203,100)
12M SOFR(b)	3.469(b)	08/31/31	20,030	(c)	(25,520)	(14,973)	(10,547)
12M SOFR(b)	3.588(b)	05/21/32	1,890	(c)	(2,331)	(214)	(2,117)
12M SOFR(b)	3.845(b)	05/21/32	3,550	(c)	35,550	2,657	32,893
3.577(b)	12M SOFR(b)	10/10/32	10,640	(c)	73,353	(1,063)	74,416
12M SOFR(b)	4.076(b)	06/24/35	3,150	(c)	(5,598)	827	(6,425)
12M SOFR(b)	4.098(b)	06/24/35	12,570	(c)	(11,462)	(3,248)	(8,214)
3.805(b)	12M SOFR(b)	08/31/36	14,540	(c)	58,130	(112,986)	171,116
3.829(b)	12M SOFR(b)	08/31/36	11,080	(c)	23,317	12,356	10,961
12M SOFR(b)	4.574(b)	07/16/40	18,680	(c)	(83,748)	(46,068)	(37,680)
12M SOFR(b)	4.438(b)	10/09/40	7,150	(c)	(64,472)	(1,831)	(62,641)
4.213(b)	12M SOFR(b)	05/21/55	2,420	(c)	68,483	3,681	64,802
4.484(b)	12M SOFR(b)	05/21/55	1,260	(c)	4,578	650	3,928
3.848(b)	12M SOFR(b)	07/17/55	15,120	(c)	182,318	48,547	133,771
3.828(b)	12M SOFR(b)	01/30/56	1,150	(c)	65,977	30,716	35,261

TOTAL					$208,164	$(81,878)	$290,042

(a)	Payments made at maturity. (b)Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.

PURCHASED OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Puts
3M IRS	JPMorgan Securities, Inc.	3.302%	01/28/2026	2,150,000	$2,150,000	$2,582	$2,903	$(321)

TOTAL				2,150,000	$2,150,000	$2,582	$2,903	$(321)

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
CPI U	— Consumer Price Index For All Urban Consumers
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 37.2%
Aerospace & Defense(a) –1.1%
Boeing Co.
$8,071,000	2.700%	02/01/27	$ 7,954,132
7,420,000	5.150	05/01/30	7,624,347

			15,578,479

Agriculture(a) – 0.8%
Altria Group, Inc.
2,833,000	4.875	02/04/28	2,880,254
BAT International Finance PLC
8,000,000	1.668	03/25/26	7,951,760

			10,832,014

Automotive(a) – 0.6%
General Motors Financial Co., Inc.
8,800,000	1.500	06/10/26	8,694,312

Banks – 10.1%
Bank of America Corp.(a)(b) (5 yr. CMT + 2.760%)
1,690,000	4.375	01/27/27	1,674,046
(5 yr. CMT + 3.231%)
1,595,000	6.125	04/27/27	1,618,622
(Secured Overnight Financing Rate + 0.830%)
12,843,000	4.979	01/24/29	13,080,596
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948	07/22/28	7,098,000
Bank of New York Mellon Corp.(a)(b) (5 yr. CMT + 3.352%)
1,680,000	3.700	03/20/26	1,673,465
Bank of Nova Scotia(a)(b) (Secured Overnight Financing Rate +
0.890%)
6,955,000	4.932	02/14/29	7,089,232
Barclays PLC(a)(b) (Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674	03/12/28	3,170,883
(Secured Overnight Financing Rate + 2.210%)
2,445,000	5.829	05/09/27	2,458,521
BPCE SA(c)
2,435,000	3.250	01/11/28	2,394,360
Citigroup, Inc.(a)(b) (3 mo. USD Term SOFR + 4.779%)
1,610,000	6.250	08/15/26	1,612,640
(5 yr. CMT + 3.209%)
1,555,000	7.375	05/15/28	1,620,621
(5 yr. CMT + 3.417%)
5,000,000	3.875	02/18/26	4,985,050
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070	02/24/28	6,920,550
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658	05/24/28	7,060,620
Deutsche Bank AG(a)(b) (Secured Overnight Financing Rate + 1.210%)
4,417,000	5.373	01/10/29	4,507,460
(Secured Overnight Financing Rate + 1.594%)
3,135,000	5.706	02/08/28	3,185,160
HSBC Holdings PLC(a)(b) (Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390	11/03/28	3,113,218

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Huntington National Bank(a)(b) (Secured Overnight Financing Rate + 0.720%)
$1,569,000	4.693%	04/12/28	$ 1,567,604
JPMorgan Chase & Co.(a)(b) (5 yr. CMT + 2.850%)
1,690,000	3.650	06/01/26	1,680,266
(Secured Overnight Financing Rate + 0.800%)
3,037,000	4.915	01/24/29	3,092,820
M&T Bank Corp.(a)(b) (5 yr. CMT + 2.679%)
3,599,000	3.500	09/01/26	3,493,261
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
2,100,000	1.340	01/12/27	2,098,593
Morgan Stanley(a)(b) (Secured Overnight Financing Rate + 1.215%)
5,000,000	5.042	07/19/30	5,128,750
(Secured Overnight Financing Rate + 1.380%)
5,964,000	4.994	04/12/29	6,082,743
PNC Financial Services Group, Inc.(a)(b) (5 yr. CMT + 3.238%)
1,610,000	6.200	09/15/27	1,636,549
Societe Generale SA(a)(b)(c) (1 yr. CMT + 1.500%)
3,155,000	5.519	01/19/28	3,193,554
Sumitomo Mitsui Financial Group, Inc.
1,807,000	5.464	01/13/26	1,807,741
Sumitomo Mitsui Trust Bank Ltd.(c)
10,294,000	4.500	03/13/28	10,397,969
Toronto-Dominion Bank
4,754,000	4.861	01/31/28	4,833,534
Wells Fargo & Co.(a)(b) (5 yr. CMT + 3.453%)
1,685,000	3.900	03/15/26	1,679,271
(5 yr. CMT + 3.606%)
1,515,000	7.625	09/15/28	1,615,505
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,953,730
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	7,076,930
Westpac New Zealand Ltd.(c)
2,265,000	4.902	02/15/28	2,305,340

			137,907,204

Beverages(a)(c) – 0.6%
Bacardi-Martini BV
3,775,000	5.550	02/01/30	3,894,290
JDE Peet’s NV
4,230,000	2.250	09/24/31	3,676,124

			7,570,414

Building Materials(a)(c) – 0.1%
Standard Industries, Inc.
1,940,000	4.750	01/15/28	1,933,928

Chemicals(a)(c) – 0.2%
OCP SA
1,530,000	6.100	04/30/30	1,597,504
SNF Group SACA
1,650,000	3.125	03/15/27	1,621,323

			3,218,827

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – 1.2%
Brink’s Co.(c)
$915,000	6.500%	06/15/29	$ 947,153
DP World Crescent Ltd.
2,060,000	3.750	01/30/30	2,000,131
Global Payments, Inc.
3,175,000	1.200	03/01/26	3,160,046
Quanta Services, Inc.
10,660,000	4.750	08/09/27	10,795,595

			16,902,925

Diversified Financial Services(a) – 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
827,000	4.625	10/15/27	834,104
5,000,000	6.150	09/30/30	5,354,500
Air Lease Corp.
1,149,000	2.875	01/15/26	1,147,817
6,000,000	3.750	06/01/26	5,986,320
5,175,000	1.875	08/15/26	5,097,634
Ally Financial, Inc.(b) (7 yr. CMT + 3.481%)
3,740,000	4.700	05/15/28	3,551,541
American Express Co.(b) (5 yr. CMT + 2.854%)
1,725,000	3.550	09/15/26	1,701,281
Jefferies Financial Group, Inc.
4,739,000	4.750	08/11/26	4,726,868
Macquarie Airfinance Holdings Ltd.(c)
260,000	6.400	03/26/29	272,314
OneMain Finance Corp.
1,745,000	6.125	05/15/30	1,779,394
Rocket Cos., Inc.(c)
2,135,000	6.125	08/01/30	2,207,739
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(c)
10,460,000	2.875	10/15/26	10,309,062

			42,968,574

Electrical – 1.4%
Emera, Inc.(a)(b)(3 mo. USD Term SOFR + 5.440%)
3,105,000	6.750	06/15/76	3,123,381
Enel Finance International NV(a)(c)
7,875,000	1.625	07/12/26	7,770,184
National Rural Utilities Cooperative Finance Corp.(b) (Secured Overnight Financing Rate + 0.330%)
4,493,000	4.197	10/30/26	4,492,101
Vistra Operations Co. LLC(a)(c)
2,965,000	5.000	07/31/27	2,963,755

			18,349,421

Electrical Components & Equipment(a)(c) – 0.1%
WESCO Distribution, Inc.
1,485,000	6.375	03/15/29	1,535,223

Electronics(a) – 0.1%
Amphenol Corp.
1,800,000	3.900	11/15/28	1,797,804

Energy-Alternate Sources(a)(c) – 0.0%
Greenko Dutch BV
173,000	3.850	03/29/26	171,486

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – 0.2%
MasTec, Inc.
$754,000	5.900%	06/15/29	$ 787,335
Mexico City Airport Trust
2,040,000	3.875	04/30/28	1,992,835

			2,780,170

Environmental(a) – 1.0%
Veralto Corp.
6,710,000	5.500	09/18/26	6,765,626
Waste Management, Inc.
7,332,000	4.500	03/15/28	7,429,222

			14,194,848

Food & Drug Retailing – 1.3%
Campbell’s Co.
3,700,000	5.200	03/19/27	3,749,173
Mars, Inc.(a)(c)
13,054,000	4.600	03/01/28	13,229,837

			16,979,010

Healthcare Providers & Services(a) – 2.2%
Adventist Health System
4,560,000	4.742	12/01/30	4,577,150
Centene Corp.
1,900,000	4.250	12/15/27	1,888,524
8,410,000	2.450	07/15/28	7,871,928
GE HealthCare Technologies, Inc.
6,150,000	5.650	11/15/27	6,329,519
HCA, Inc.
3,650,000	5.625	09/01/28	3,762,530
5,517,000	4.125	06/15/29	5,497,359

			29,927,010

Insurance(c) – 0.2%
Athene Global Funding
305,000	1.450	01/08/26	304,875
Principal Life Global Funding II
2,000,000	3.000	04/18/26	1,993,560

			2,298,435

Internet – 1.0%
Alphabet, Inc.(a)
2,975,000	3.875	11/15/28	2,988,685
Gen Digital, Inc.(a)(c)
3,110,000	6.750	09/30/27	3,158,174
Netflix, Inc.(c)
6,025,000	5.375	11/15/29	6,280,942
Uber Technologies, Inc.(a)
1,600,000	4.300	01/15/30	1,609,152

			14,036,953

Investment Companies(a) – 0.3%
Blue Owl Credit Income Corp.
3,355,000	3.125	09/23/26	3,317,089

Iron/Steel(c) – 0.0%
POSCO
310,000	5.750	01/17/28	319,269

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(c) – 0.1%
Royal Caribbean Cruises Ltd.
$1,825,000	5.625%		09/30/31	$ 1,866,044

Lodging(a) – 0.2%
Las Vegas Sands Corp.
1,820,000	5.625		06/15/28	1,864,366
680,000	6.000		06/14/30	712,218

				2,576,584

Machinery-Diversified(a) – 1.8%
Ingersoll Rand, Inc.
17,330,000	5.197		06/15/27	17,612,134
Nordson Corp.
7,468,000	4.500		12/15/29	7,523,711

				25,135,845

Mining(a)(c) – 0.4%
Glencore Funding LLC
5,000,000	5.371		04/04/29	5,158,050

Miscellaneous Manufacturing(a) – 0.8%
Axon Enterprise, Inc.(c)
750,000	6.125		03/15/30	776,753
Hillenbrand, Inc.
1,191,000	6.250		02/15/29	1,218,917
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	9,315,000

				11,310,670

Oil Field Services – 0.7%
Pertamina Persero PT(a)
2,630,000	3.100		01/21/30	2,482,884
Petroleos Mexicanos
200,000	6.500		01/23/29	203,500
300,000	8.750	(a)	06/02/29	321,633
2,500,000	6.840	(a)	01/23/30	2,539,750
QatarEnergy(a)
2,160,000	1.375		09/12/26	2,116,433
Sunoco LP(a)(c)
1,740,000	7.000		05/01/29	1,814,263

				9,478,463

Packaging(a) – 0.4%
Berry Global, Inc.
3,200,000	1.570		01/15/26	3,195,360
Silgan Holdings, Inc.(c)
1,925,000	1.400		04/01/26	1,908,734

				5,104,094

Pharmaceuticals – 1.0%
Cardinal Health, Inc.
10,569,000	4.700		11/15/26	10,636,536
PRA Health Sciences, Inc.(a)(c)
3,144,000	2.875		07/15/26	3,119,131

				13,755,667

Pipelines(a) – 1.9%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,843,420

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
DCP Midstream Operating LP
$2,690,000	5.625%		07/15/27	$ 2,740,142
Hess Midstream Operations LP(c)
1,710,000	5.875		03/01/28	1,741,960
710,000	6.500		06/01/29	734,843
MPLX LP
8,300,000	1.750		03/01/26	8,267,215
NGPL PipeCo LLC(c)
410,000	4.875		08/15/27	411,943
NEOK, Inc.
6,405,000	4.250		09/24/27	6,425,752
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875		01/15/29	2,752,558

				25,917,833

Real Estate Investment Trust(a)(c) – 0.1%
Starwood Property Trust, Inc.
1,425,000	6.500		07/01/30	1,486,332

Retailing(a) – 0.5%
1011778 BC ULC/New Red Finance, Inc.(c)
2,705,000	6.125		06/15/29	2,780,523
Murphy Oil USA, Inc.
3,670,000	5.625		05/01/27	3,671,982

				6,452,505

Semiconductors(a) – 0.9%
Broadcom, Inc.
9,815,000	5.050		07/12/27	9,985,487
Skyworks Solutions, Inc.
2,425,000	1.800		06/01/26	2,399,707

				12,385,194

Software – 1.7%
Cadence Design Systems, Inc.
1,255,000	4.200		09/10/27	1,262,718
4,400,000	4.300	(a)	09/10/29	4,421,076
Fair Isaac Corp.(a)(c)
2,705,000	5.250		05/15/26	2,708,489
Oracle Corp.(a)
5,163,000	4.800		08/03/28	5,186,440
6,300,000	2.950		04/01/30	5,813,010
Synopsys, Inc.(a)
3,963,000	4.650		04/01/28	4,017,650

				23,409,383

Telecommunication Services(a) – 0.3%
T-Mobile USA, Inc.
3,725,000	3.750		04/15/27	3,713,043

Toys/Games/Hobbies(a)(c) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,821,137

Trucking & Leasing(a)(c) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,690,000	5.350		01/12/27	1,707,728

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(c) – (continued)
$5,000,000	3.350%		11/01/29	$ 4,809,250

				6,516,978

TOTAL CORPORATE OBLIGATIONS (Cost $502,011,058)				$ 508,401,217

Mortgage-Backed Obligations – 18.4%
Collateralized Mortgage Obligations – 3.1%
Interest Only(d) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$270,881	2.002	%(b)	05/15/45	$ 29,702
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 30 day USD SOFR Average + 5.886%)
194,579	1.902	(b)	05/15/46	21,580
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 30 day USD SOFR Average + 5.936%)
165,854	1.952	(b)	03/15/44	16,625
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
264,279	2.161	(b)	02/25/46	31,224
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 30 day USD SOFR Average + 5.986%)
320,818	2.111	(b)	05/25/47	36,441
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
2,033,970	2.111	(b)	07/25/50	231,704
Federal National Mortgage Association REMICS Series 2010-135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
51,122	1.961	(b)	12/25/40	4,337
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
100,066	2.252	(a)(b)	10/20/43	5,197
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
114,865	1.812	(a)(b)	07/20/47	11,234
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
254,468	2.352	(a)(b)	09/20/48	30,170
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
260,545	2.202	(a)(b)	01/20/49	29,315
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
117,007	2.252	(a)(b)	06/20/49	13,007
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,137,936	4.000	(a)	06/20/50	245,310

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(d) – (continued)
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
$180,935	2.202	%(a)(b)	08/20/43	$ 19,302
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
67,672	1.752	(a)(b)	11/20/44	6,199
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
116,852	2.402	(a)(b)	09/20/45	14,330
Government National Mortgage Association REMICS Series 2016-27, Class IA
59,979	4.000	(a)	06/20/45	7,868
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
248,366	2.352	(a)(b)	09/20/48	29,178
Government National Mortgage Association REMICS Series 2019-153, Class EI
5,838,658	4.000	(a)	12/20/49	1,231,831
Government National Mortgage Association REMICS Series 2020-61, Class GI
1,426,760	5.000	(a)	05/20/50	328,918

				2,343,472

Sequential Fixed Rate – 1.3%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
3,436,211	5.459	(a)(c)(e)	07/25/65	3,473,400
CIM Trust Series 2025-I1, Class A2
1,648,539	5.908	(a)(c)(e)	10/25/69	1,672,184
Federal National Mortgage Association REMICS Series 2012-111, Class B
6,805	7.000		10/25/42	7,313
Federal National Mortgage Association REMICS Series 2012-153, Class B
23,885	7.000		07/25/42	25,944
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
3,800,000	4.879	(a)(c)(e)	05/25/65	3,801,561
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
2,822,686	5.562	(a)(c)(e)	03/25/70	2,855,522
OBX Trust Series 2025-NQM13, Class A1A
1,802,840	5.441	(a)(c)(e)	05/25/65	1,819,608
OBX Trust Series 2025-NQM11, Class A1A
3,041,735	5.418	(a)(c)(e)	05/25/65	3,068,151
Verus Securitization Trust Series 2023-INV2, Class A2
1,296,232	6.928	(a)(c)(e)	08/25/68	1,305,086

				18,028,769

Sequential Floating Rate(a)(b)(c) – 1.6%
Chase Home Lending Mortgage Trust Series 2025-2, Class A4A
2,042,005	5.500		12/25/55	2,053,506

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$1,850,000	5.524%		05/25/44	$ 1,859,583
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
25,000	5.824		03/25/44	25,166
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
312,929	4.874		07/25/44	312,961
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
3,425,000	5.474		09/25/44	3,430,016
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2M2 (1 mo. USD Term SOFR + 2.250%)
3,150,000	6.124		03/25/45	3,192,453
GCAT Trust Series 2024-INV4, Class A6
1,845,322	5.500		12/25/54	1,861,300
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,732,540	2.520		05/25/52	3,218,363
JP Morgan Mortgage Trust Series 2025-DSC1, Class A1
2,909,577	5.577		09/25/65	2,940,949
JP Morgan Mortgage Trust Series 2025-VIS2, Class A1
3,728,431	5.385		12/25/55	3,762,428
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
60,247	3.750		05/28/52	58,250

				22,714,975

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				43,087,216

Commercial Mortgage-Backed Securities – 10.4%
Regular Floater(b)(c) – 0.4%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$4,200,000	5.883%		11/15/29	$ 4,219,349
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
950,000	6.680		11/15/29	969,978

				5,189,327

Sequential Fixed Rate – 4.2%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3,800,000	3.901	(c)	08/10/35	3,674,470
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,452,240
Bank5 Series 2024-5YR11, Class A3
2,450,000	5.893	(a)	11/15/57	2,575,743
Bank5 Series 2024-5YR11, Class AS
1,075,000	6.139	(a)	11/15/57	1,124,877
Bank5 Series 2025-5YR14, Class A3
3,000,000	5.646	(a)	04/15/58	3,136,479

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Bank5 Series 2025-5YR15, Class A3
$2,450,000	5.452	%(a)	07/15/58	$ 2,546,942
Bank5 Series 2025-5YR19, Class AS
4,000,000	5.611	(a)	12/15/58	4,128,995
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	3,013,682
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	841,990
BMO Mortgage Trust Series 2023-C7, Class A5
5,000,000	6.160	(a)	12/15/56	5,373,522
BMO Mortgage Trust Series 2025-5C11, Class A3
2,400,000	5.669	(a)	07/15/58	2,511,085
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(c)	10/13/27	3,912,459
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(c)	09/15/50	1,052,737
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
740,000	3.102	(a)	12/15/72	704,673
COMM Mortgage Trust Series 2024-277P, Class A
3,650,000	6.338	(c)	08/10/44	3,841,663
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
2,100,000	3.598	(a)(c)	06/05/39	1,961,747
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
2,000,000	6.234	(c)	06/05/42	2,090,747
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
3,150,000	6.890	(a)	12/15/56	3,319,408
ROCK Trust Series 2024-CNTR, Class A
4,300,000	5.388	(c)	11/13/41	4,419,052
ROCK Trust Series 2024-CNTR, Class D
3,250,000	7.109	(c)	11/13/41	3,393,943
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(c)	01/15/60	839,602

				56,916,056

Sequential Floating Rate – 5.8%
Bank5 Series 2024-5YR10, Class AS
900,000	5.637	(a)	10/15/57	926,075
Bank5 Series 2025-5YR17, Class C
3,200,000	5.894	(a)(b)	11/15/58	3,154,574
Bank5 Series 2025-5YR16, Class AS
3,600,000	5.751	(a)(b)	08/15/63	3,739,982
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,225,000	4.670	(b)(c)	03/15/37	1,158,818
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)(b)	11/15/56	3,154,885
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
1,150,000	4.919	(b)(c)	03/15/37	1,036,625
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
4,450,000	4.674	(b)(c)	10/10/42	4,447,208
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
1,800,000	5.451	(b)(c)	10/10/42	1,819,122

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
$3,450,000	5.900	%(b)(c)	11/15/42	$ 3,463,271
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,800,000	5.650	(b)(c)	06/15/42	2,800,909
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
4,268,962	5.192	(b)(c)	02/15/39	4,268,978
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,446,979	5.142	(b)(c)	03/15/41	1,446,213
BX Commercial Mortgage Trust Series 2025-BCAT, Class A (1 mo. USD Term SOFR + 1.380%)
2,874,855	5.130	(b)(c)	08/15/42	2,872,323
BX Commercial Mortgage Trust Series 2025-BCAT, Class B (1 mo. USD Term SOFR + 1.550%)
1,916,570	5.300	(b)(c)	08/15/42	1,912,666
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,347,417	5.591	(b)(c)	04/15/41	3,347,068
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
2,490,287	4.894	(b)(c)	03/15/30	2,486,159
Durst Commercial Mortgage Trust Series 2025-151, Class B
3,550,000	5.582	(b)(c)	08/10/42	3,617,213
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,550,000	5.824	(b)(c)	08/10/42	1,578,858
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
1,375,000	6.340	(b)(c)	01/13/40	1,430,039
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,375,000	5.467	(b)(c)	01/13/40	1,423,898
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,125,000	5.797	(b)(c)	10/05/39	1,145,543
MAD Commercial Mortgage Trust Series 2025-11MD, Class A
3,500,000	4.754	(b)(c)	10/15/42	3,514,259
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
2,575,000	6.359	(b)(c)	10/15/42	2,609,624
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,200,000	5.442	(b)(c)	02/15/42	2,193,138
NYC Commercial Mortgage Trust Series 2025-300P, Class D
1,700,000	6.161	(b)(c)	07/13/42	1,715,630
NYC Commercial Mortgage Trust Series 2025-300P, Class A
2,900,000	4.879	(b)(c)	07/13/42	2,912,455
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
3,350,000	5.493	(b)(c)	10/15/40	3,357,288
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
2,900,000	5.034	(b)(c)	10/13/39	2,908,333
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
1,350,000	5.861	(b)(c)	10/13/39	1,354,156
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	5.308	(b)(c)	07/15/35	3,177,313

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$1,950,000	5.743	%(b)(c)	07/15/35	$ 1,963,517
Wells Fargo Commercial Mortgage Trust Series 2025-B33RP, Class A (1 mo. USD Term SOFR + 1.350%)
2,950,000	5.100	(b)(c)	08/15/42	2,950,919

				79,887,059

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 141,992,442

Federal Agencies – 4.9%
Government National Mortgage Association – 1.0%
$978,189	4.500%		08/20/47	$975,739
152,303	5.000		03/20/48	155,263
1,525,485	4.000		05/20/48	1,467,957
545,473	4.500		06/20/48	543,085
545,901	4.500		07/20/48	543,510
839,687	4.500		09/20/48	835,484
580,167	4.500		10/20/48	577,264
726,168	4.500		12/20/48	721,853
1,794,533	4.500		01/20/49	1,781,627
550,847	4.500		02/20/49	546,886
738,853	4.500		03/20/49	733,539
388,151	4.500		10/20/49	386,208
718,627	5.000		12/20/49	728,593
43,938	5.000		02/20/50	44,792
4,040,676	3.000		11/20/51	3,617,250

				13,659,050

Uniform Mortgage-Backed Security – 3.9%
159	5.000		11/01/26	158
1,363	5.000		07/01/27	1,364
52,715	4.500		07/01/47	52,457
31,771	4.500		03/01/50	31,530
7,044,571	6.000		11/01/52	7,360,086
1,576,513	5.500		12/01/52	1,628,558
4,202,034	6.000		12/01/52	4,385,607
2,777,324	6.000		01/01/53	2,890,929
782,879	5.500		04/01/53	804,321
2,226,728	6.000		04/01/53	2,322,185
1,984,991	6.500		09/01/53	2,076,034
4,963,344	6.500		11/01/53	5,225,500
2,178,225	6.500		12/01/53	2,296,679
24,000,000	5.500		TBA-30yr(f)	24,334,687

				53,410,095

TOTAL FEDERAL AGENCIES				$ 67,069,145

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $250,472,310)				$ 252,148,803

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 14.2%
Automotive – 2.7%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
	$202,914	4.700%	09/15/27	$ 202,978
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	800,000	4.670	08/15/28	801,771
Ford Credit Auto Lease Trust Series 2024-B, Class A3
	6,100,000	4.990	12/15/27	6,134,141
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(e)
	3,200,000	4.870	08/15/36	3,279,214
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(c)
	1,450,322	4.770	03/15/27	1,453,820
Hyundai Auto Receivables Trust Series 2024-B, Class A3
	5,825,000	4.840	03/15/29	5,889,879
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	144,223	4.760	08/16/27	144,281
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	2,825,000	4.740	01/16/29	2,833,355
SFS Auto Receivables Securitization Trust Series 2025-3A, Class A3(c)
	7,300,000	4.120	04/21/31	7,331,684
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A2(c)
	4,750,000	4.140	06/20/28	4,759,089
Toyota Auto Receivables Owner Trust Series 2024-C, Class A3
	4,225,000	4.880	03/15/29	4,268,733

				37,098,945

Collateralized Loan Obligations – 8.7%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.410%)
	7,600,000	5.621	07/20/38	7,632,300
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,500,000	3.972	01/25/39	1,762,544
Arini European CLO VII DAC Series 7A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.800%)
	2,150,000	3.895	01/15/39	2,526,397
Arini European CLO VII DAC Series 7A, Class D(b)(c) (3 mo. EUR EURIBOR + 2.850%)
	2,300,000	4.945	01/15/39	2,686,496
Armada Euro CLO IX DAC Series 9A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.850%)
	1,900,000	3.934	10/30/39	2,231,234
Aurium CLO VIII DAC Series 8A, Class CR(b)(c) (3 mo. EUR EURIBOR + 2.150%)
	2,200,000	4.163	10/16/38	2,587,131
Bridgepoint CLO IX DAC Series 9A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.800%)
	1,775,000	3.914	10/15/39	2,086,731
Bryant Park Funding Ltd. Series 2023-21A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.270%)
	$3,600,000	5.181	10/18/38	3,601,152
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c) (3 mo. USD Term SOFR + 7.650%)
	2,025,000	11.534	01/20/37	2,026,620
CIFC Funding Ltd. Series 2019-4A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.300%)
	3,825,000	5.205	07/15/38	3,837,240

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations – (continued)
Crown City CLO V Series 2023-5A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.600%)
	$1,100,000	5.484%	04/20/37	$ 1,102,800
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,700,000	3.704	04/20/38	3,137,007
Dunedin Park CLO DAC Series 1X, Class AR(b) (3 mo. EUR EURIBOR + 0.980%)
	4,750,000	3.031	11/20/34	5,582,535
Elmwood CLO X Ltd. Series 2021-3A, Class AR2(b)(c) (3 mo. USD Term SOFR + 1.300%)
	$7,850,000	5.184	07/20/38	7,881,039
Harvest CLO XXXVII DAC Series 37A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,850,000	3.848	01/15/39	2,174,437
Invesco CLO Ltd. Series 2022-2A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.150%)
	$6,575,000	5.034	07/20/35	6,578,320
Jamestown CLO XVI Ltd. Series 2021-16A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.120%)
	3,000,000	4.978	07/25/34	2,998,674
Magnetite XLVII Ltd. Series 2024-47A, Class A(b)(c) (3 mo. USD Term SOFR + 1.330%)
	7,900,000	5.188	01/25/38	7,917,372
OCP CLO Ltd. Series 2024-33A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.500%)
	2,450,000	5.384	07/20/37	2,458,313
OCP Euro DAC Series 2025-12A, Class B1(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,900,000	3.704	01/20/38	3,387,297
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(c) (3 mo. USD Term SOFR + 1.462%)
	$4,000,000	5.320	10/25/34	4,007,660
Rad CLO 21 Ltd. Series 2023-21A, Class BR(b)(c) (3 mo. USD Term SOFR + 1.550%)
	3,490,000	5.408	01/25/37	3,491,536
RR 29 Ltd. Series 2024-29RA, Class A2R(b)(c) (3 mo. USD Term SOFR + 1.700%)
	3,000,000	5.605	07/15/39	3,005,064
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.630%)
	5,180,000	5.535	04/15/37	5,193,079
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)
	325,772	5.750	12/20/50	332,539
Sycamore Tree CLO Ltd. Series 2023-2A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.680%)
	2,200,000	5.564	01/20/37	2,202,119
Symphony CLO XXV Ltd. Series 2021-25A, Class BR (b)(c) (3 mo. USD Term SOFR + 1.500%)
	3,300,000	5.325	04/19/34	3,301,660
Tikehau CLO IV DAC Series 4A, Class DR(b)(c) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,700,000	5.297	10/15/39	1,997,311
Trestles CLO VIII Ltd. Series 2025-8A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.330%)
	$4,700,085	5.627	06/11/35	4,710,082

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations – (continued)
Trinitas CLO XVI Ltd. Series 2021-16A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.130%)
$9,000,000	5.014%	07/20/34	$ 8,998,335
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
2,500,000	8.296	04/20/32	2,424,013
Wind River CLO Ltd. Series 2021-2A, Class CR(b)(c) (3 mo. USD Term SOFR + 2.000%)
4,000,000	5.884	07/20/34	4,003,012
Zais CLO 13 Ltd. Series 2019-13A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.300%)
993,195	5.205	07/15/32	993,424

			118,855,473

Credit Card – 1.5%
American Express Credit Account Master Trust Series 2024-3, Class A
4,500,000	4.650	07/15/29	4,561,327
American Express Credit Account Master Trust Series 2025-3, Class A
3,975,000	4.510	04/15/32	4,051,609
Barclays Dryrock Issuance Trust Series 2023-1, Class A
7,300,000	4.720	02/15/29	7,318,180
Discover Card Execution Note Trust Series 2023-A1, Class A
3,800,000	4.310	03/15/28	3,803,638

			19,734,754

Student Loan(b) – 1.3%
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(c) (3 mo. USD Term SOFR + 1.830%)
5,500,000	5.735	01/15/37	5,509,839
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(c) (3 mo. USD Term SOFR + 1.520%)
4,500,000	5.404	04/18/37	4,512,042
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
167,496	5.475	07/25/45	167,458
Katayma CLO II Ltd. Series 2024-2A, Class B(c) (3 mo. USD Term SOFR + 2.150%)
2,500,000	6.034	04/20/37	2,504,198
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(c) (3 mo. USD Term SOFR + 1.400%)
5,025,000	5.305	04/15/31	5,030,171
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
323,632	5.139	09/25/65	326,039

			18,049,747

TOTAL ASSET-BACKED SECURITIES (Cost $192,010,339)			$ 193,738,919

Sovereign Debt Obligations – 2.3%
Sovereign(a)(c) – 0.7%
Eagle Funding Luxco SARL
$9,720,000	5.500%	08/17/30	$ 9,885,240

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – 1.6%
Hungary Government International Bonds
$3,630,000	5.250%	06/16/29	$ 3,698,516
Indonesia Government International Bonds(a)
6,030,000	4.550	01/11/28	6,082,763
Korea Hydro & Nuclear Power Co. Ltd.(c)
3,950,000	4.250	07/27/27	3,966,827
Peru Government International Bonds(a)
2,120,000	2.392	01/23/26	2,112,580
Republic of Poland Government International Bonds(a)
2,600,000	4.625	03/18/29	2,649,816
Romania Government International Bonds
1,500,000	3.000 (c)	02/27/27	1,474,987
1,700,000	5.875	01/30/29	1,757,800

			21,743,289

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $31,157,461)			$ 31,628,529

Agency Debentures(b) – 1.9%
United States Dollar – 1.9%
Federal Home Loan Mortgage Corp. (Secured Overnight Financing Rate + 0.225%)
$25,959,000	3.935%	11/03/28	$ 25,926,811
(Cost $25,959,000)

Municipal Debt Obligations(a) – 0.1%
Massachusetts – 0.1%
Massachusetts Development Finance Agency RB Taxable Series G
$1,465,000	6.625%	10/01/30	$ 1,500,169
(Cost $1,465,000)

Shares	Description		Value

Common Stocks(c) – 0.0%
Real Estate Management & Development – 0.0%
22,377	Sunac Services Holdings Ltd.		$ 4,033
(Cost $42,587)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 13.0%
U.S. Treasury Notes
$14,170,000	1.250%		11/30/26	$ 13,879,404
19,210,000	4.250		03/15/27	19,371,334
4,600,000	0.500		06/30/27	4,401,445
26,260,000	4.375	(g)	07/15/27	26,608,766
66,130,000	3.625		08/31/27	66,274,659
15,370,000	1.250		03/31/28	14,629,118
850,000	2.875		08/15/28	836,387
30,810,000	4.500	(g)	05/31/29	31,698,195

TOTAL U.S. TREASURY OBLIGATIONS (Cost $176,570,493)				$ 177,699,308

Shares	Dividend Rate			Value

Investment Company(h) – 3.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
52,360,998	3.686%			$ 52,360,998
(Cost $52,360,998)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 89.0% (Cost $1,206,090,246)				$1,217,481,976

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 6.6%
Certificates of Deposit – 3.1%
Australia & New Zealand Banking Group Ltd.(b)(c) (Secured Overnight Financing Rate + 0.200%)
$3,605,000	3.910%		01/05/26	$ 3,605,031
Banco Bilbao Vizcaya Argentaria SA
9,800,000	4.000		04/24/26	9,803,336
Barclays Bank PLC(b) (Secured Overnight Financing Rate + 0.370%)
9,679,000	4.140		10/22/26	9,678,973
Mizuho Bank Ltd.(b) (Secured Overnight Financing Rate + 0.270%)
5,777,000	3.930		06/02/26	5,777,675
National Bank of Kuwait
6,000,000	4.420		08/19/26	6,015,392
(Secured Overnight Financing Rate + 0.600%)
7,094,000	4.370	(a)(b)	12/11/26	7,094,089

				41,974,496

Commercial Paper(i) – 3.5%
Broadcom, Inc.(c)
6,701,000	0.000		01/27/26	6,681,617
Jackson National Life Short Term Funding LLC(c)
3,300,000	0.000		02/13/26	3,284,856
Macquarie Group Ltd.
6,674,000	0.000		03/17/26	6,619,323
National Bank of Kuwait(c)
4,200,000	0.000		05/01/26	4,146,366

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(i) – (continued)
Oracle Corp.(c)
$2,455,000	0.000%	01/15/26	$ 2,451,075
Penske Truck Leasing Co. LP
1,934,000	0.000	07/17/26	1,890,814
VW Credit, Inc.(c)
11,412,000	0.000	03/16/26	11,319,753
7,500,000	0.000	04/06/26	7,422,214
3,889,000	0.000	07/01/26	3,812,732

			47,628,750

TOTAL SHORT-TERM INVESTMENTS (Cost $89,560,181)			$ 89,603,246

TOTAL INVESTMENTS – 97.5% (Cost $1,321,609,427)			$1,333,012,033

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			34,564,769

NET ASSETS – 100.0%			$1,367,576,802

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $24,334,687 which represents approximately 1.8% of net assets as of December 31, 2025.

(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Represents an affiliated issuer.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	4,513,833	USD	2,990,418	03/18/26	$22,052
	BRL	5,475,571	USD	995,124	01/05/26	2,819
	BRL	5,516,799	USD	980,461	02/03/26	17,650
	CAD	1,322,408	USD	951,878	02/27/26	13,977
	CAD	18,296,386	USD	13,256,498	03/18/26	118,560
	CHF	7,130,704	USD	9,012,626	03/18/26	64,943
	CLP	356,301,901	USD	388,374	03/18/26	7,734
	CNH	60,968,153	USD	8,682,387	03/18/26	98,436
	CZK	150,448,414	USD	7,274,703	03/18/26	52,574
	EUR	829,582	USD	967,451	02/25/26	9,973
	EUR	13,647,482	USD	16,003,322	03/18/26	94,230
	GBP	2,301,625	USD	3,081,484	03/18/26	20,344
	HUF	1,679,338,735	USD	5,098,303	03/18/26	9,889
	ILS	6,262,507	USD	1,942,575	03/18/26	24,551
	INR	84,374,145	USD	932,847	01/15/26	4,456
	INR	734,967,923	USD	8,101,854	03/18/26	16,737
	KRW	1,202,556,285	USD	833,000	02/02/26	717
	KRW	11,370,689,210	USD	7,756,725	03/18/26	140,080
	MXN	79,234,385	USD	4,289,415	03/18/26	76,799
	PLN	16,937,586	USD	4,656,089	03/18/26	59,942
	SEK	47,580,005	USD	5,107,002	03/18/26	82,488
	SGD	4,651,169	USD	3,622,067	03/18/26	14,930
	TRY	42,598,734	USD	928,306	03/18/26	7,566
	TWD	15,922,660	USD	503,331	03/18/26	2,817
	USD	1,017,034	BRL	5,618,975	03/18/26	10,398
	USD	1,458,520	CAD	1,986,494	03/19/26	6,288
	USD	610,594	CHF	477,641	03/18/26	2,545
	USD	1,052,864	COP	3,981,277,191	01/30/26	16,726
	USD	7,828,292	EUR	6,610,811	03/18/26	30,673
	USD	946,488	EUR	801,317	03/19/26	1,267
	USD	519,209	GBP	384,624	03/18/26	863
	USD	5,209,973	HUF	1,711,657,636	03/18/26	3,474
	USD	805,585	INR	72,346,060	01/15/26	1,901
	USD	471,986	INR	42,708,597	03/18/26	219
	USD	3,492,654	JPY	530,090,681	03/18/26	85,594
	USD	156,064	JPY	24,086,181	03/19/26	1,241
	USD	1,103,492	KRW	1,551,130,174	03/18/26	26,251
	USD	1,728,139	NOK	17,304,252	03/18/26	11,954
	USD	5,730,469	NZD	9,890,330	03/18/26	19,249
	USD	1,041,000	SGD	1,330,362	03/18/26	719
	USD	1,727,813	TWD	53,477,688	03/18/26	27,870
	ZAR	72,031,997	USD	4,177,754	03/18/26	147,842

TOTAL						$1,359,338

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	5,466,177	USD	1,004,614	01/05/26	$(8,383)
	CAD	1,986,548	USD	1,458,520	03/18/26	(6,310)
	CHF	520,806	USD	666,172	03/18/26	(3,173)
	CHF	477,580	USD	610,594	03/19/26	(2,556)
	COP	3,017,479,085	USD	795,166	03/18/26	(16,880)
	EUR	3,308,874	USD	3,910,853	03/18/26	(7,953)
	JPY	367,292,564	USD	2,387,613	03/18/26	(26,907)
	JPY	127,992,218	USD	829,329	03/19/26	(6,610)
	KRW	3,261,741,800	USD	2,344,147	03/18/26	(78,907)
	NOK	19,078,080	USD	1,900,626	03/18/26	(8,518)
	NOK	13,582,766	USD	1,358,992	03/19/26	(11,905)
	NZD	8,772,362	USD	5,083,628	03/18/26	(17,983)
	PLN	3,728,654	USD	1,039,000	03/18/26	(809)
	TWD	16,322,510	USD	519,253	01/29/26	(271)
	TWD	39,631,633	USD	1,276,013	03/18/26	(16,206)
	USD	4,945,741	AUD	7,489,684	03/18/26	(52,772)
	USD	1,973,878	BRL	10,941,748	01/05/26	(20,296)
	USD	9,305,998	CAD	12,909,895	03/18/26	(131,417)
	USD	1,444,468	CAD	1,978,781	03/19/26	(2,126)
	USD	8,268,057	CHF	6,560,885	03/18/26	(84,116)
	USD	416,616	CLP	382,145,165	03/18/26	(8,222)
	USD	9,677,112	CNH	67,854,272	03/18/26	(95,473)
	USD	1,194,880	COP	4,668,789,806	03/18/26	(9,322)
	USD	6,357,537	CZK	131,707,703	03/18/26	(57,012)
	USD	30,475,111	EUR	25,989,903	02/25/26	(146,519)
	USD	7,421,711	EUR	6,329,102	03/18/26	(43,627)
	USD	1,285,681	EUR	1,092,557	03/19/26	(3,083)
	USD	3,583,646	GBP	2,685,873	03/18/26	(36,021)
	USD	950,217	GBP	709,605	03/19/26	(6,091)
	USD	257,751	HUF	85,877,427	03/18/26	(3,470)
	USD	1,862,962	ILS	6,114,066	03/18/26	(57,537)
	USD	1,024,780	INR	92,988,548	01/20/26	(7,746)
	USD	6,877,719	INR	623,144,112	03/18/26	(5,645)
	USD	1,040,000	KRW	1,537,952,000	01/26/26	(26,030)
	USD	7,935,213	KRW	11,610,487,063	03/18/26	(128,129)
	USD	3,181,200	MXN	59,163,420	03/18/26	(79,002)
	USD	2,057,000	NOK	20,800,877	03/18/26	(5,970)
	USD	498,956	NZD	884,088	03/18/26	(11,565)
	USD	5,824,042	PLN	21,132,519	03/18/26	(60,009)
	USD	5,039,438	SEK	47,009,471	03/18/26	(87,825)
	USD	3,727,090	SGD	4,785,576	03/18/26	(15,007)
	USD	373,013	TRY	17,710,320	03/18/26	(16,074)
	USD	503,331	TWD	15,932,106	01/20/26	(3,739)
	USD	4,510,937	ZAR	77,637,962	03/18/26	(151,304)

TOTAL						$(1,568,520)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.000%	TBA - 30yr	01/15/25	$(1,000,000)	$(943,597)
Government National Mortgage Association	4.500	TBA - 30yr	01/22/25	(5,000,000)	(4,870,484)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	01/15/25	(9,000,000)	(9,351,211)

(PROCEEDS RECEIVED: $(15,158,633))					$(15,165,292)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	94	03/27/26	$11,577,250	$46,521
10 Year U.S. Treasury Notes	33	03/20/26	3,710,438	(8,313)
2 Year U.S. Treasury Notes	3,351	03/31/26	699,652,147	(71,478)
20 Year U.S. Treasury Bonds	82	03/20/26	9,478,688	(64,064)
30 Year German Euro-Buxl	90	03/06/26	11,647,172	(88,902)
3M Euribor	204	09/14/26	58,700,534	19,238
3M Euribor	202	06/15/26	58,136,908	12,337
Australian 3 Year Government Bonds	181	03/16/26	12,682,451	(8,969)
ICE 3M Sonia Bonds	257	03/17/26	83,366,763	55,899
ICE 3M Sonia Bonds	244	06/16/26	79,289,549	33,229
ICE 3M Sonia Bonds	262	03/16/27	85,350,676	5,661

Total				$(68,841)

Short position contracts:
5 Year German Euro-Bund	(1)	03/06/26	(149,920)	(154)
5 Year U.S. Treasury Notes	(126)	03/31/26	(13,772,391)	5,070
French 10 Year Government Bonds	(193)	03/06/26	(27,351,452)	124,423
Ultra 10-Year U.S. Treasury Notes	(395)	03/20/26	(45,431,172)	263,511
Ultra Long U.S. Treasury Bonds	(21)	03/20/26	(2,478,000)	3,650

Total				$396,500

TOTAL FUTURES CONTRACTS				$327,659

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$48,380	$53,388	$2,964	$50,424
1.250(b)	12M JYOR(b)	12/15/27	JPY	6,842,030	55,771	5,133	50,638
3.136(c)	12M SOFR(c)	12/15/27		$56,990	105,391	20,942	84,449
12M EURO(c)	1.750%(c)	03/18/28	EUR	36,110	(249,807)	(273,922)	24,115

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(d)	12M CDOR(d)	03/18/28	CAD	4,300	$2,503	$4,475	$(1,972)
0.000(c)	12M CHFOR(c)	03/18/28	CHF	48,580	90,672	80,356	10,316
1.000(c)	12M JYOR(c)	03/18/28	JPY	15,191,000	462,810	294,083	168,727
3.500(c)	12M SOFR(c)	03/18/28		$99,850	(444,722)	(436,884)	(7,838)
12M CDOR(d)	2.750%(d)	03/18/28	CAD	410	1,209	1,087	122
12M GBP(c)	3.750(c)	03/18/28	GBP	77,320	561,932	364,612	197,320
3.500(e)	3M AUDOR(e)	03/18/28	AUD	11,150	83,158	85,124	(1,966)
6M NIBOR(d)	4.000(c)	03/18/28	NOK	1,313,530	(250,991)	(316,870)	65,879
12M GBP(c)	4.000(c)	03/18/28	GBP	4,750	64,826	56,671	8,155
2.000(c)	6M EURO(d)	03/18/28	EUR	4,530	31,844	37,343	(5,499)
2.250(c)	6M EURO(d)	03/18/28		6,440	8,613	12,032	(3,419)
12M SOFR(b)	3.368(b)	06/23/28		$126,790	112,260	49,509	62,751
12M EURO(b)	2.000(b)	09/10/28	EUR	175,851	(551,864)	(153,172)	(398,692)
2.500(b)	6M EURO(d)	09/10/28		175,851	86,157	(381,679)	467,836
12M SOFR(b)	3.201(b)	10/07/28		$40,530	(53,171)	8,408	(61,579)
12M GBP(b)	3.500(b)	10/27/28	GBP	77,110	(78,018)	(76,266)	(1,752)
6M EURO(d)	2.400(c)	08/11/29	EUR	33,508	(171,224)	(78,962)	(92,262)
3.600(c)	12M SOFR(c)	06/23/30		$133,490	(75,435)	(198,023)	122,588
3.528(c)	12M SOFR(c)	07/15/30		8,610	(11,766)	(12,825)	1,059
3.500(c)	12M GBP(c)	10/27/30	GBP	71,810	547,644	472,731	74,913
12M SOFR(c)	3.265(c)	01/30/31		$20,720	(184,972)	(121,866)	(63,106)
1.000(c)	12M JYOR(c)	03/18/31	JPY	3,699,000	628,754	517,966	110,788
6M EURO(d)	2.250(c)	03/18/31	EUR	20,000	(397,559)	(408,776)	11,217
3M NZDOR(e)	3.500(d)	03/18/31	NZD	27,110	(97,188)	(158,783)	61,595
6M AUDOR(d)	3.750(d)	03/18/31	AUD	21,920	(493,941)	(482,285)	(11,656)
12M GBP(c)	3.750(c)	03/18/31	GBP	10,790	56,785	35,739	21,046
12M SOFR(c)	3.379(c)	08/31/31		$68,780	(364,204)	162,126	(526,330)
12M SOFR(c)	3.845(c)	05/21/32		10,760	107,750	35,519	72,231
3.577(c)	12M SOFR(c)	10/10/32		27,870	192,138	(2,785)	194,923
1.295(c)	12M JYOR(c)	08/02/34	JPY	2,889,226	643,792	(400,854)	1,044,646
12M EURO(c)	2.500(c)	02/15/35	EUR	24,710	(333,361)	(215,250)	(118,111)
12M SOFR(c)	4.098(c)	06/24/35		$32,710	(29,825)	(31,544)	1,719
12M GBP(c)	4.500(c)	10/28/35	GBP	14,260	82,212	109,160	(26,948)
4.000(c)	12M SOFR(c)	11/27/35		$21,047	147,792	(31,539)	179,331
6M AUDOR(d)	5.000(d)	11/27/35	AUD	34,965	(120,340)	5,222	(125,562)
0.500(c)	12M CHFOR(c)	03/18/36	CHF	1,150	27,040	19,369	7,671
4.250(c)	12M GBP(c)	03/18/36	GBP	3,400	(87,600)	(74,906)	(12,694)
1.250(c)	12M JYOR(c)	03/18/36	JPY	4,064,000	1,582,259	1,406,667	175,592
4.000(c)	12M SOFR(c)	03/18/36		$5,010	(79,838)	(86,729)	6,891
12M CDOR(d)	3.000(d)	03/18/36	CAD	2,900	(36,141)	(48,513)	12,372
3M STIBOR(e)	3.000(c)	03/18/36	SEK	31,900	8,860	(18,635)	27,495
12M SOFR(c)	4.000(c)	03/18/36		$800	12,748	13,902	(1,154)
3M NZDOR(e)	4.000(d)	03/18/36	NZD	11,970	(80,178)	(126,803)	46,625
4.250(d)	6M AUDOR(d)	03/18/36	AUD	4,190	123,963	122,972	991
2.500(c)	6M EURO(d)	03/18/36	EUR	5,070	236,751	240,386	(3,635)
4.000(c)	6M NIBOR(d)	03/18/36	NOK	41,070	49,466	63,208	(13,742)
3.805(c)	12M SOFR(c)	08/31/36		$37,800	151,121	(293,684)	444,805
4.250(c)	12M GBP(c)	01/31/39	GBP	9,960	(93,028)	(25,627)	(67,401)
12M SOFR(c)	4.574(c)	07/16/40		$49,050	(219,906)	(50,087)	(169,819)
12M SOFR(c)	4.438(c)	10/09/40		18,750	(169,070)	(4,919)	(164,151)
12M JYOR(c)	2.160(c)	08/02/44	JPY	4,281,247	(1,315,144)	(1,427,884)	112,740
6M EURO(d)	2.750(c)	03/18/46	EUR	2,690	(238,395)	(232,720)	(5,675)
4.213(c)	12M SOFR(c)	05/21/55		$7,350	207,995	33,012	174,983

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.848%(c)	12M SOFR(c)	07/17/55		$39,710	$478,827	$54,162	$424,665
2.800(c)	6M EURO(d)	08/13/55	EUR	13,550	759,862	192,502	567,360
6M EURO(d)	2.900%(c)	08/15/55		7,840	(170,752)	29,085	(199,837)
3.828(c)	12M SOFR(c)	01/30/56		$5,830	334,475	155,058	179,417
12M JYOR(c)	2.250(c)	03/18/56	JPY	315,000	(251,898)	(244,121)	(7,777)
2.500(c)	6M EURO(d)	03/18/56	EUR	2,890	502,874	494,154	8,720
12M EURO(c)	2.530(c)	03/19/56		12,360	(1,550,421)	(561,666)	(988,755)
2.610(c)	6M EURO(d)	03/19/56		12,360	1,839,929	611,029	1,228,900
3.100(c)	6M EURO(d)	08/15/56		10,090	367,648	170,756	196,892
2.600(c)	6M EURO(d)	08/16/75		5,470	64,386	(23,446)	87,832
3.000(c)	6M EURO(d)	03/18/76		1,540	64,387	64,701	(314)

TOTAL					$2,739,233	$(969,860)	$3,709,093

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.692%	MS & Co. Int. PLC	12/15/56	$4,800	$(55,010)	$(60,308)	$5,298

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.264%	06/20/26	$3,475	$13,130	$6,005	$7,125
CDX.NA.HY Index 45	5.000	3.168	12/20/30	30,000	2,321,816	2,174,802	147,014
CDX.NA.IG Index 40	1.000	0.243	06/20/28	19,049	349,777	152,544	197,233
CDX.NA.IG Index 42	1.000	0.347	06/20/29	136,199	2,959,328	1,819,484	1,139,844
CDX.NA.IG Index 43	1.000	0.400	12/20/29	99,300	2,243,568	1,832,979	410,589
CDX.NA.IG Index 45	1.000	0.499	12/20/30	167,125	3,837,019	3,363,535	473,484

TOTAL					11,724,638	$9,349,349	$2,375,289

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	15,600,000	$15,600,000	$8,708	$70,391	$(61,683)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	15,600,000	15,600,000	42	10,693	(10,651)
6M IRS	Barclays Bank PLC	3.400	05/14/2026	8,390,000	8,390,000	23,249	26,448	(3,199)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	7,350,000	7,350,000	6,074	22,515	(16,441)
2Y IRS	BofA Securities LLC	2.250	03/08/2027	16,000,000	16,000,000	41,262	103,547	(62,285)
9M IRS	BofA Securities LLC	2.250	04/29/2026	3,670,000	3,670,000	3,368	24,509	(21,141)
2Y IRS	Deutsche Bank AG (London)	1.950	05/11/2026	4,860,000	4,860,000	1,097	63,705	(62,608)
2Y IRS	Deutsche Bank AG (London)	2.000	11/11/2026	4,910,000	4,910,000	5,921	78,797	(72,876)
9M IRS	JPMorgan Securities, Inc.	2.450	03/24/2026	2,650,000	2,650,000	1,107	41,848	(40,741)

				79,030,000	$79,030,000	$90,828	$442,453	$(351,625)

Puts
4Y IRS	Citibank NA	2.180	12/03/2029	2,280,240,000	2,280,240,000	263,865	215,109	48,756
3M IRS	JPMorgan Securities, Inc.	3.302	01/28/2026	10,920,000	10,920,000	13,113	14,742	(1,629)

				2,291,160,000	$2,291,160,000	$276,978	$229,851	$47,127

Total purchased option contracts				2,370,190,000	$2,370,190,000	$367,806	$672,304	$(304,498)

Written option contracts
Calls
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(31,200,000)	(31,200,000)	(858)	(58,808)	57,950
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(1,950,000)	(1,950,000)	(22,935)	(26,392)	3,457
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(720,000)	(720,000)	(3,879)	(22,425)	18,546
2Y IRS	BofA Securities LLC	2.690	03/08/2027	(1,490,000)	(1,490,000)	(23,433)	(67,141)	43,708
9M IRS	BofA Securities LLC	2.586	04/29/2026	(850,000)	(850,000)	(1,495)	(24,681)	23,186
2Y IRS	Deutsche Bank AG (London)	2.085	11/11/2026	(1,440,000)	(1,440,000)	(1,643)	(79,699)	78,056
9M IRS	Deutsche Bank AG (London)	2.400	05/11/2026	(1,478,639)	(1,478,639)	(706)	(20,021)	19,315
9M IRS	JPMorgan Securities, Inc.	2.498	03/24/2026	(1,110,000)	(1,110,000)	(585)	(42,189)	41,604

				(40,238,639)	$(40,238,639)	$(55,534)	$(341,356)	$285,822

Puts
4Y IRS	Citibank NA	3.336	12/03/2029	(697,320,000)	(697,320,000)	(242,806)	(215,110)	(27,696)

Total written option contracts				(737,558,639)	$(737,558,639)	$(298,340)	$(556,466)	$258,126

TOTAL				1,632,631,361	$1,632,631,361	$69,466	$115,838	$(46,372)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
4Y IRS	— 4 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 44.0%
Collateralized Mortgage Obligations – 2.7%
Sequential Fixed Rate – 2.7%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$12,751	7.000	%(a)	07/15/27	$ 12,952
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
18,602	6.500	(a)	12/15/27	18,899
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
26,863	6.500		02/15/36	28,132
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
161,910	5.000		02/15/34	163,786
Federal National Mortgage Association REMICS Series 2012-111, Class B
103,770	7.000		10/25/42	111,527
Federal National Mortgage Association REMICS Series 2012-153, Class B
384,548	7.000		07/25/42	417,698
Federal National Mortgage Association REMICS Series 2025-9, Class EA
12,504,379	5.500		04/25/50	12,674,810

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				13,427,804

Commercial Mortgage-Backed Securities – 2.8%
Sequential Fixed Rate(a) – 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K546, Class A2
$2,000,000	4.361%		05/25/30	$ 2,023,831

Sequential Floating Rate(b) – 2.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-F107, Class AS (1 mo. USD Term SOFR + 0.250%)
3,771,068	4.259	(a)	03/25/28	3,758,240
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544, Class A2
3,500,000	4.266	(a)	07/25/30	3,525,519
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K547, Class A2
2,100,000	4.421	(a)	05/25/30	2,129,848
Federal National Mortgage Association-ACES Series 2018-M10, Class A2
2,836,457	3.354		07/25/28	2,808,610

				12,222,217

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 14,246,048

Federal Agencies – 38.5%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.1%
(RFUCC 1 yr. Treasury + 1.840%)
$65,761	6.722%		11/01/34	$ 67,657
(1 yr. CMT + 2.250%)
163,269	6.353		06/01/35	166,627
(RFUCC 1 yr. Treasury + 2.330%)
22,429	7.330		05/01/36	23,343

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – (continued)
(RFUCC 6 mo. Treasury + 2.058%)
$10,541	6.682%	10/01/36	$ 10,849
(RFUCC 1 yr. Treasury + 1.756%)
43,063	6.622	06/01/42	44,816
(RFUCC 1 yr. Treasury + 1.649%)
367,385	6.325	11/01/44	379,684

			692,976

Adjustable Rate Federal National Mortgage Association – 0.4%
(11th District Cost of Funds - Consumer + 1.695%)(b)
657	4.616	08/01/29	655
(RFUCC 1 yr. Treasury + 1.755%)(b)
17,766	6.505	07/01/32	18,258
(RFUCC 1 yr. Treasury + 1.800%)(b)
131,222	6.723	05/01/33	134,844
(11th District Cost of Funds - Consumer + 1.254%)(b)
171,507	4.586	08/01/33	171,859
(1 yr. CMT + 2.288%)(b)
60,145	6.538	02/01/34	61,414
(RFUCC 1 yr. Treasury + 1.695%)(b)
4,084	6.445	05/01/34	4,197
(RFUCC 1 yr. Treasury + 1.720%)(b)
95,877	6.700	05/01/34	98,477
14,061	6.595	03/01/35	14,462
16,648	6.845	04/01/35	17,157
(1 yr. CMT + 2.220%)(b)
111,665	6.220	06/01/34	114,208
(RFUCC 1 yr. Treasury + 1.685%)(b)
27,704	6.435	10/01/34	28,530
(RFUCC 1 yr. Treasury + 1.624%)(b)
51,356	6.137	10/01/34	52,762
(RFUCC 1 yr. Treasury + 1.686%)(b)
36,012	6.666	03/01/35	37,020
(RFUCC 1 yr. Treasury + 1.325%)(b)
70,111	6.325	04/01/35	71,400
(RFUCC 1 yr. Treasury + 1.424%)(b)
49,696	6.399	05/01/35	50,757
(1 yr. CMT + 2.095%)(b)
42,155	6.047	10/01/35	43,145
(RFUCC 1 yr. Treasury + 1.683%)(b)
112,001	6.572	03/01/36	115,293
(RFUCC 1 yr. Treasury + 1.950%)(b)
321,901	6.825	04/01/36	333,573
(RFUCC 1 yr. Treasury + 1.985%)(b)
66,927	6.485	06/01/36	69,478
(1 yr. MTA + 2.117%)(b)
195,049	6.193	07/01/36	198,671
(RFUCC 1 yr. Treasury + 1.935%)(b)
10,558	6.364	11/01/36	10,961
3,153	6.310	11/01/36	3,272
(RFUCC 1 yr. Treasury + 1.713%)(b)
233,948	6.495	07/01/37	241,500

			1,891,893

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(b)
27,100	5.625	05/20/34	27,590
91,783	5.375	07/20/34	93,476

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – (continued)
(1 yr. CMT + 1.500%)(b) – (continued)
$86,573	5.375%	08/20/34	$ 88,188
558,884	5.375	09/20/34	569,326
82,560	4.750	10/20/34	83,992
81,918	4.750	12/20/34	83,356

			945,928

Federal Home Loan Mortgage Corp. – 0.3%
2,705	7.500	01/01/31	2,859
9,086	4.500	07/01/33	9,167
214,311	4.500	08/01/33	216,222
434,910	4.500	09/01/33	438,781
39,532	4.500	10/01/33	39,884
984	4.500	04/01/34	993
990	4.500	04/01/35	998
903	4.500	07/01/35	911
1,744	4.500	08/01/35	1,759
8,709	4.500	09/01/35	8,784
2,595	4.500	10/01/35	2,618
427	4.500	12/01/35	431
349	4.500	05/01/36	352
30,935	4.500	01/01/38	31,199
500	4.500	04/01/38	503
274	4.500	05/01/38	275
1,930	4.500	06/01/38	1,946
52,374	4.500	09/01/38	52,743
1,167	4.500	01/01/39	1,173
27,608	4.500	02/01/39	27,758
15,836	4.500	03/01/39	15,921
2,674	4.500	04/01/39	2,688
74,549	4.500	05/01/39	74,946
233,032	4.500	06/01/39	234,278
9,930	4.500	07/01/39	9,983
11,050	4.500	08/01/39	11,110
15,564	4.500	09/01/39	15,647
2,780	4.500	10/01/39	2,795
5,040	4.500	11/01/39	5,067
6,193	4.500	12/01/39	6,226
9,567	4.500	01/01/40	9,617
2,618	4.500	02/01/40	2,635
6,568	4.500	04/01/40	6,611
10,644	4.500	05/01/40	10,719
13,465	4.500	06/01/40	13,557
7,763	4.500	07/01/40	7,817
9,196	4.500	08/01/40	9,258
6,559	4.500	09/01/40	6,605
2,547	4.500	10/01/40	2,565
3,530	4.500	02/01/41	3,539
9,992	4.500	03/01/41	10,018
16,458	4.500	04/01/41	16,501
19,248	4.500	05/01/41	19,298
35,278	4.500	06/01/41	35,370
3,171	4.500	07/01/41	3,179
100,343	4.500	08/01/41	100,614
101,743	4.500	09/01/41	102,425
6,436	4.500	12/01/41	6,453

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$88,467	4.500%	03/01/42	$ 88,696

			1,673,494

Federal National Mortgage Association – 0.0%
72,382	7.500	10/01/37	77,372

Government National Mortgage Association – 8.3%
762	6.500	01/15/32	779
2,015	6.500	02/15/32	2,081
1,550	6.500	08/15/34	1,632
7,004	6.500	05/15/35	7,451
1,197	6.500	06/15/35	1,276
5,413	6.500	07/15/35	5,758
2,072	6.500	08/15/35	2,205
4,080	6.500	09/15/35	4,351
6,999	6.500	11/15/35	7,460
2,358	6.500	12/15/35	2,502
9,735	6.500	01/15/36	10,363
13,954	6.500	02/15/36	14,856
7,784	6.500	03/15/36	8,268
25,039	6.500	04/15/36	26,579
26,828	6.500	05/15/36	28,502
24,668	6.500	06/15/36	26,218
86,151	6.500	07/15/36	91,762
87,493	6.500	08/15/36	93,028
184,423	6.500	09/15/36	196,763
71,285	6.500	10/15/36	75,812
100,767	6.500	11/15/36	107,706
32,089	6.500	12/15/36	34,124
14,328	6.500	01/15/37	15,227
11,921	6.500	02/15/37	12,587
7,296	6.500	03/15/37	7,792
10,746	6.500	04/15/37	11,419
4,141	6.500	05/15/37	4,391
18,647	6.500	09/15/37	19,692
13,794	6.500	10/15/37	14,865
10,675	6.500	11/15/37	11,273
7,592	6.500	05/15/38	8,024
27,972	6.000	11/15/38	29,288
1,750	6.500	01/15/39	1,834
3,014	6.500	02/15/39	3,198
1,770,948	4.500	08/20/47	1,766,513
37,701	4.500	02/20/48	37,584
92,888	4.500	05/20/48	92,481
475,981	4.500	09/20/48	473,599
3,410,150	5.000	09/20/48	3,468,116
2,669	5.000	11/20/48	2,711
1,294,576	4.500	12/20/48	1,286,883
2,938,687	5.000	12/20/48	2,984,048
263,385	4.500	01/20/49	261,491
1,528,462	5.000	01/20/49	1,552,054
21,850	5.000	03/20/49	22,188
790,212	4.000	04/20/49	758,684
9,482	5.000	05/20/49	9,634
340,451	5.000	06/20/49	345,706
53,544	5.000	11/20/49	54,588
565,056	5.000	12/20/49	572,892
154,603	5.000	07/20/50	157,747

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$433,622	4.000%	01/20/51		$ 415,508
377,276	2.500	09/20/51		324,255
745,801	2.500	10/20/51		643,552
3,356,097	3.000	11/20/51		3,018,042
465,580	2.500	11/20/51		401,458
4,771,424	3.000	12/20/51		4,290,806
1,006,221	2.500	12/20/51		868,563
2,283,556	4.500	09/20/52		2,248,251
2,742,560	4.500	10/20/52		2,692,410
10,000,000	2.500	TBA-30yr	(c)	8,623,832
4,000,000	5.500	TBA-30yr	(c)	4,038,609

				42,301,271

Uniform Mortgage-Backed Security – 29.2%
117,011	4.500	11/01/36		117,177
32,470	4.500	02/01/39		32,610
48,445	4.500	04/01/39		48,646
2,567	4.500	08/01/39		2,571
111,613	4.500	08/01/41		111,684
57,167	4.500	10/01/41		57,436
2,628,666	4.000	08/01/45		2,560,634
262,860	4.500	06/01/48		260,998
1,792,719	4.500	07/01/48		1,779,460
477,441	4.500	08/01/48		473,910
133,200	4.500	09/01/48		132,256
2,098,844	4.500	10/01/48		2,084,286
954,182	4.500	01/01/49		947,017
1,334,765	4.000	01/01/49		1,291,396
223,696	4.500	03/01/49		221,692
132,648	5.000	07/01/49		134,158
339,128	4.000	03/01/50		327,155
395,327	4.500	05/01/50		390,980
2,500,802	2.000	10/01/50		2,045,001
2,500,256	2.000	11/01/50		2,043,682
9,632,243	2.500	02/01/51		8,228,424
12,951,505	2.000	05/01/51		10,581,997
10,955,287	4.500	06/01/52		10,834,791
2,946,883	5.500	09/01/52		3,034,038
2,813,550	6.000	11/01/52		2,939,567
1,400,678	6.000	12/01/52		1,461,869
686,784	6.000	01/01/53		714,212
1,484,184	5.500	04/01/53		1,523,905
4,539,108	5.500	07/01/53		4,615,397
726,075	6.500	12/01/53		765,559
4,829,806	6.500	06/01/54		5,100,002
2,018,215	6.000	12/01/54		2,089,040
6,734,129	5.500	01/01/55		6,831,189
28,000,000	5.000	TBA-30yr	(c)	27,930,000
34,000,000	5.500	TBA-30yr	(c)	34,496,719
5,000,000	6.000	TBA-30yr	(c)	5,133,008

Principal Amount	Interest Rate		Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$7,000,000	6.500%		TBA-30yr	(c)	$ 7,273,164

					148,615,630

TOTAL FEDERAL AGENCIES					$196,198,564

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $227,365,730)					$223,872,416

Agency Debentures – 4.2%
Sovereign – 4.2%
Federal Home Loan Banks
$10,080,000	3.500%		06/11/32		$ 9,762,077
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank Prime Loan Rate - 3.060%)
1,928,000	3.690	(b)	03/24/26		1,927,865
Federal Home Loan Mortgage Corp. (Secured Overnight Financing Rate + 0.225%)
9,703,000	3.935	(b)	11/03/28		9,690,968

TOTAL AGENCY DEBENTURES (Cost $21,869,896)					$ 21,380,910

U.S. Treasury Obligations – 64.0%
U.S. Treasury Bonds
$410,000	3.375%		05/15/44		$ 338,827
59,500	4.000		11/15/52		51,691
1,510,000	4.750		11/15/53		1,484,755
U.S. Treasury Inflation-Indexed Bonds
3,370,207	1.500		02/15/53		2,626,655
U.S. Treasury Notes
11,549,400	0.750		04/30/26		11,442,929
31,536,100	3.625		05/15/26		31,543,491
38,860,000	0.750		05/31/26		38,407,645
22,170,000	0.875		06/30/26		21,879,019
52,930,000	0.625		07/31/26		52,040,942
4,200,000	1.375		08/31/26		4,140,609
4,250,000	4.375		12/15/26		4,283,037
28,970,000	4.250		03/15/27		29,213,303
12,630,000	2.250		11/15/27		12,349,279
4,280,000	3.875		11/30/27		4,310,428
11,010,000	1.125		02/29/28		10,471,542
1,670,000	1.250		03/31/28		1,589,501
11,090,000	1.250		04/30/28		10,535,500
5,680,000	1.250		05/31/28		5,385,350
19,730,000	4.375	(d)	08/31/28		20,147,721
2,210,000	1.750		01/31/29		2,093,975
5,630,000	2.625		02/15/29		5,473,855
4,240,000	4.250	(d)	02/28/29		4,326,125
4,910,000	3.500		04/30/30		4,875,093
4,300,000	3.875		04/30/30		4,334,266
10,070,000	0.625		05/15/30		8,837,998
2,700,000	3.750		05/31/30		2,706,961
3,950,000	3.750		06/30/30		3,960,184
8,925,200	0.625		08/15/30		7,767,016

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$4,240,000	4.625%	04/30/31	$ 4,414,237
5,100,000	1.250	08/15/31	4,444,172
4,410,000	4.000	04/30/32	4,440,319
1,690,000	4.375	05/15/34	1,728,553
4,360,000	4.250	11/15/34	4,409,731

TOTAL U.S. TREASURY OBLIGATIONS (Cost $325,852,522)			$326,054,709

Shares	Dividend Rate		Value

Investment Company(e) – 3.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
15,198,063	3.686%		$ 15,198,063
(Cost $15,198,063)

TOTAL INVESTMENTS – 115.2% (Cost $590,286,211)			$586,506,098

OTHER ASSETS IN EXCESS OF LIABILITIES – (15.2)%			(77,220,655)

NET ASSETS – 100.0%			$509,285,443

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $87,495,332 which represents approximately 17.2% of net assets as of December 31, 2025.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(8,000,000)	$(7,190,611)
Government National Mortgage Association	4.000	TBA - 30yr	01/15/25	(1,000,000)	(943,597)
Government National Mortgage Association	4.500	TBA - 30yr	01/22/25	(8,000,000)	(7,792,775)
Government National Mortgage Association	5.000	TBA - 30yr	01/15/25	(9,000,000)	(8,978,177)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(17,000,000)	(13,734,140)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	01/15/25	(9,000,000)	(7,606,055)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(11,000,000)	(10,735,742)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/14/25	(2,000,000)	(1,896,719)

(PROCEEDS RECEIVED: $(58,965,117))					$(58,877,816)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,739	03/31/26	$363,084,179	$(66,356)

Short position contracts:
10 Year U.S. Treasury Notes	(262)	03/20/26	$(29,458,625)	$102,941
20 Year U.S. Treasury Bonds	(63)	03/20/26	(7,282,406)	85,884
5 Year U.S. Treasury Notes	(327)	03/31/26	(35,742,633)	128,235
Ultra 10-Year U.S. Treasury Notes	(314)	03/20/26	(36,114,907)	220,523
Ultra Long U.S. Treasury Bonds	(35)	03/20/26	(4,130,000)	46,730

Total				$584,313

TOTAL FUTURES CONTRACTS				$517,957

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27	$17,400	$19,201	$989	$18,212
3.174(b)	12M SOFR(b)	08/31/27	13,010	391	1,674	(1,283)
3.136(c)	12M SOFR(c)	12/15/27	20,680	38,243	7,599	30,644
12M SOFR(b)	3.200%(b)	06/23/28	11,430	(7,873)	1,359	(9,232)
12M SOFR(b)	3.368(b)	06/23/28	45,510	40,295	28,841	11,454
12M SOFR(b)	3.201(b)	10/07/28	14,610	(19,167)	2,895	(22,062)
3.600(c)	12M SOFR(c)	06/23/30	47,900	(27,068)	(76,319)	49,251
3.484(c)	12M SOFR(c)	06/23/30	12,040	17,894	(2,306)	20,200
3.528(c)	12M SOFR(c)	07/15/30	3,110	(4,250)	(6,433)	2,183
12M SOFR(c)	3.379(c)	08/31/31	24,740	(131,004)	58,334	(189,338)
12M SOFR(c)	3.469(c)	08/31/31	18,630	(23,736)	(13,937)	(9,799)
12M SOFR(c)	3.588(c)	05/21/32	1,770	(2,183)	(201)	(1,982)
12M SOFR(c)	3.845(c)	05/21/32	3,320	33,247	3,252	29,995
3.577(c)	12M SOFR(c)	10/10/32	10,050	69,286	(714)	70,000
12M SOFR(c)	4.076(c)	06/24/35	2,930	(5,208)	769	(5,977)
12M SOFR(c)	4.098(c)	06/24/35	11,750	(10,714)	(3,468)	(7,246)
3.805(c)	12M SOFR(c)	08/31/36	13,600	54,371	(104,929)	159,300
3.829(c)	12M SOFR(c)	08/31/36	10,300	21,676	11,488	10,188
12M SOFR(c)	4.574(c)	07/16/40	17,740	(79,534)	(37,398)	(42,136)
12M SOFR(c)	4.438(c)	10/09/40	6,760	(60,956)	(2,006)	(58,950)
4.213(c)	12M SOFR(c)	05/21/55	2,260	63,955	6,132	57,823
4.484(c)	12M SOFR(c)	05/21/55	1,170	4,251	608	3,643
3.848(c)	12M SOFR(c)	07/17/55	14,360	173,155	47,387	125,768

TOTAL				$164,272	$(76,384)	$240,656

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CMT	— Constant Maturity Treasury Indexes
MTA	— Monthly Treasury Average
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 63.6%
Agriculture – 0.4%
Bunge Ltd. Finance Corp.(a)
$3,417,000	3.750%		09/25/27	$ 3,406,578
Philip Morris International, Inc.(b) (Secured Overnight Financing Rate + 0.660%)
5,359,000	4.539		10/27/28	5,362,001

				8,768,579

Automotive – 9.7%
American Honda Finance Corp.
14,450,000	4.550		07/09/27	14,588,575
(Secured Overnight Financing Rate + 0.650%)
11,804,000	4.445	(b)	11/19/27	11,805,416
(Secured Overnight Financing Rate + 0.900%)
21,619,000	4.672	(b)	09/01/28	21,681,479
BMW U.S. Capital LLC(c)
5,460,000	4.150		08/11/27	5,482,987
(Secured Overnight Financing Rate + 0.920%)
12,698,000	4.645	(b)	03/21/28	12,755,522
Daimler Truck Finance North America LLC(c)
3,859,000	5.000		01/15/27	3,896,587
4,237,000	3.650		04/07/27	4,216,069
8,923,000	4.300		08/12/27	8,961,190
(Secured Overnight Financing Rate + 0.840%)
17,103,000	4.810	(b)	01/13/28	17,080,937
General Motors Financial Co., Inc.
2,000,000	2.350	(a)	02/26/27	1,959,840
6,190,000	5.000		07/15/27	6,269,913
(Secured Overnight Financing Rate + 1.050%)
4,907,000	5.009	(b)	07/15/27	4,911,514
(Secured Overnight Financing Rate + 1.170%)
26,936,000	5.181	(b)	04/04/28	26,982,061
Hyundai Capital America(b)(c) (Secured Overnight Financing Rate + 0.920%)
10,477,000	4.914		01/07/28	10,488,839
(Secured Overnight Financing Rate + 1.070%)
11,384,000	4.795		09/18/28	11,440,920
(Secured Overnight Financing Rate + 1.500%)
13,814,000	5.487		01/08/27	13,919,125
Mercedes-Benz Finance North America LLC(c)
10,600,000	4.875		07/31/26	10,658,406
11,253,000	4.650		04/01/27	11,352,477
Toyota Motor Credit Corp.(b) (Secured Overnight Financing Rate + 0.350%)
4,806,000	4.060		12/09/26	4,807,490
(Secured Overnight Financing Rate + 0.720%)
3,635,000	4.463		09/05/28	3,657,101
Volkswagen Group of America Finance LLC(c)
3,163,000	5.400		03/20/26	3,170,844
8,500,000	4.900		08/14/26	8,528,390
6,079,000	5.300		03/22/27	6,153,346
6,402,000	4.450		09/11/27	6,426,648

				231,195,676

Banks – 34.9%
ABN AMRO Bank NV(c)
3,000,000	4.718		01/22/27	3,025,200
(1 yr. CMT + 0.800%)
2,800,000	1.542	(a)(b)	06/16/27	2,766,428

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
ABN AMRO Bank NV(c) – (continued)
(1 yr. CMT + 1.650%)
$8,800,000	6.339	%(a)(b)	09/18/27	$ 8,934,728
Banco Santander SA
24,200,000	4.250		04/11/27	24,249,610
8,000,000	5.294		08/18/27	8,147,600
(1 yr. CMT + 0.900%)
10,719,000	1.722	(a)(b)	09/14/27	10,538,599
(Secured Overnight Financing Rate + 1.120%)
7,000,000	5.097	(a)(b)	07/15/28	7,040,390
Bank of America Corp.(a)(b) (3 mo. USD Term SOFR + 1.322%)
8,174,000	3.559		04/23/27	8,158,633
(Secured Overnight Financing Rate + 0.910%)
12,769,000	1.658		03/11/27	12,706,943
(Secured Overnight Financing Rate + 0.960%)
7,095,000	1.734		07/22/27	7,003,545
(Secured Overnight Financing Rate + 1.290%)
10,000,000	5.080		01/20/27	10,003,700
Bank of America NA(a)(b) (Secured Overnight Financing Rate + 1.020%)
8,020,000	4.824		08/18/26	8,054,085
Bank of Montreal
7,100,000	4.850	(a)	07/30/26	7,085,303
(Secured Overnight Financing Rate + 0.750%)
10,000,000	4.475	(a)(b)	09/22/28	10,006,900
(Secured Overnight Financing Rate + 0.880%)
5,018,000	4.610	(a)(b)	09/10/27	5,030,445
(Secured Overnight Financing Rate + 1.160%)
9,755,000	4.888	(b)	12/11/26	9,828,845
Bank of Nova Scotia
2,845,000	2.951		03/11/27	2,814,672
(Secured Overnight Financing Rate + 0.800%)
4,304,000	4.607	(b)	08/15/27	4,312,307
Banque Federative du Credit Mutuel SA(c)
2,973,000	5.088		01/23/27	3,004,573
4,191,000	4.753		07/13/27	4,235,969
(Secured Overnight Financing Rate + 1.070%)
5,529,000	4.877	(b)	02/16/28	5,568,311
(Secured Overnight Financing Rate + 1.130%)
9,494,000	5.038	(b)	01/23/27	9,553,148
(Secured Overnight Financing Rate + 1.400%)
7,345,000	5.370	(b)	07/13/26	7,383,341
Barclays PLC
2,000,000	4.375		01/12/26	2,000,000
(1 yr. CMT + 1.050%)
12,075,000	2.279	(a)(b)	11/24/27	11,880,592
(Secured Overnight Financing Rate + 1.880%)
8,816,000	6.496	(a)(b)	09/13/27	8,954,852
BPCE SA(a)(b)(c) (Secured Overnight Financing Rate + 1.087%)
3,715,000	2.045		10/19/27	3,654,520
Canadian Imperial Bank of Commerce
3,899,000	3.450	(a)	04/07/27	3,879,388
7,562,000	5.237		06/28/27	7,707,720
(Secured Overnight Financing Rate + 0.800%)
4,964,000	4.540	(a)(b)	09/08/28	4,970,552
(Secured Overnight Financing Rate + 0.930%)
8,110,000	4.658	(a)(b)	09/11/27	8,132,870

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce – (continued)
(Secured Overnight Financing Rate + 1.220%)
$12,651,000	4.947	%(b)	10/02/26	$ 12,736,394
Citibank NA(a)
5,956,000	4.929		08/06/26	5,984,231
(Secured Overnight Financing Rate + 0.712%)
3,099,000	4.876	(b)	11/19/27	3,121,716
Citigroup, Inc.
6,302,000	3.400		05/01/26	6,288,514
(Secured Overnight Financing Rate + 1.143%)
16,173,000	4.963	(a)(b)	05/07/28	16,268,906
Cooperatieve Rabobank UA(a)(b)(c) (1 yr. CMT + 0.550%)
14,683,000	1.106		02/24/27	14,616,633
Credit Agricole SA(c)
15,478,000	5.589		07/05/26	15,604,920
4,611,000	4.125		01/10/27	4,613,674
(Secured Overnight Financing Rate + 0.870%)
10,000,000	4.598	(b)	03/11/27	10,040,700
Deutsche Bank AG(a)(b) (Secured Overnight Financing Rate + 1.219%)
8,673,000	2.311		11/16/27	8,530,676
16,977,000	5.026		11/16/27	17,035,910
Federation des Caisses Desjardins du Quebec(b)(c) (Secured Overnight Financing Rate + 0.630%)
7,600,000	4.526		01/27/27	7,616,093
Fifth Third Bank NA(a)
3,954,000	3.850		03/15/26	3,949,255
HSBC Holdings PLC(a)(b) (Secured Overnight Financing Rate + 1.290%)
5,000,000	1.589		05/24/27	4,950,150
HSBC USA, Inc.(b) (Secured Overnight Financing Rate + 0.960%)
20,660,000	4.706		03/04/27	20,771,151
Intesa Sanpaolo SpA(c)
3,393,000	3.875		07/14/27	3,384,993
JPMorgan Chase & Co.(a)(b) (3 mo. USD Term SOFR + 0.695%)
2,845,000	1.040		02/04/27	2,836,892
(3 mo. USD Term SOFR + 1.507%)
6,794,000	3.960		01/29/27	6,792,302
(Secured Overnight Financing Rate + 0.885%)
21,950,000	1.578		04/22/27	21,775,278
(Secured Overnight Financing Rate + 1.330%)
10,000,000	6.070		10/22/27	10,156,000
Lloyds Banking Group PLC
8,990,000	3.750		01/11/27	8,977,054
(Secured Overnight Financing Rate + 1.060%)
3,604,000	4.849	(a)(b)	11/26/28	3,621,912
(Secured Overnight Financing Rate + 1.580%)
7,530,000	5.611	(a)(b)	01/05/28	7,602,815
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.920%)
6,871,000	4.708		07/02/27	6,916,692
(Secured Overnight Financing Rate + 1.200%)
6,000,000	4.983		12/07/26	6,039,300
(Secured Overnight Financing Rate + 1.240%)
6,867,000	5.011		06/15/26	6,892,957

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
$11,394,000	1.340%		01/12/27	$ 11,386,366
Mitsubishi UFJ Financial Group, Inc.(a)(b) (1 yr. CMT + 0.750%)
9,670,000	1.538		07/20/27	9,537,134
Mizuho Financial Group, Inc.(a)(b) (1 yr. CMT + 0.670%)
5,000,000	1.234		05/22/27	4,944,000
Morgan Stanley(a)(b) (Secured Overnight Financing Rate + 0.858%)
6,822,000	1.512		07/20/27	6,726,424
(Secured Overnight Financing Rate + 0.879%)
8,542,000	1.593		05/04/27	8,467,941
(Secured Overnight Financing Rate + 1.295%)
6,000,000	5.050		01/28/27	6,003,180
Morgan Stanley Private Bank NA(a)(b) (Secured Overnight Financing Rate + 0.780%)
21,000,000	4.578		11/17/28	21,020,370
National Bank of Canada(a)(b) (Secured Overnight Financing Rate + 0.557%)
14,929,000	4.702		03/05/27	14,940,346
(Secured Overnight Financing Rate + 0.900%)
5,728,000	4.628		03/25/27	5,733,957
(Secured Overnight Financing Rate + 1.030%)
2,000,000	4.757		07/02/27	2,004,660
(Secured Overnight Financing Rate + 1.036%)
2,267,000	5.600		07/02/27	2,283,481
National Securities Clearing Corp.(c)
3,988,000	5.150		06/26/26	4,009,974
NatWest Group PLC(a)(b) (1 yr. CMT + 1.350%)
3,115,000	5.847		03/02/27	3,122,881
NatWest Markets PLC(b)(c) (Secured Overnight Financing Rate + 0.800%)
21,044,000	4.629		11/06/28	21,058,099
(Secured Overnight Financing Rate + 0.900%)
14,800,000	4.707		05/17/27	14,874,888
(Secured Overnight Financing Rate + 0.950%)
7,635,000	4.675		03/21/28	7,671,343
PNC Bank NA(a)(b) (Secured Overnight Financing Rate + 0.504%)
9,000,000	4.775		01/15/27	8,999,190
PNC Financial Services Group, Inc.(a)(b) (Secured Overnight Financing Rate + 1.730%)
12,907,000	6.615		10/20/27	13,161,784
Royal Bank of Canada(a)(b) (Secured Overnight Financing Rate + 0.720%)
4,388,000	4.657		10/18/27	4,397,610
Santander U.K. Group Holdings PLC(a)(b) (Secured Overnight Financing Rate + 0.989%)
4,136,000	1.673		06/14/27	4,088,850
Skandinaviska Enskilda Banken AB(b)(c) (Secured Overnight Financing Rate + 0.890%)
10,253,000	4.633		03/05/27	10,306,008
Societe Generale SA(c)
18,433,000	5.250		02/19/27	18,640,187
(Secured Overnight Financing Rate + 1.100%)
17,746,000	4.895	(b)	02/19/27	17,801,545

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Standard Chartered Bank(b) (Secured Overnight Financing Rate + 0.650%)
$5,633,000	4.634%		10/08/26	$ 5,643,703
Standard Chartered PLC(a)(b)(c) (1 yr. CMT + 2.050%)
3,225,000	6.170		01/09/27	3,226,000
State Street Corp.(a)(b) (Secured Overnight Financing Rate + 0.845%)
4,891,000	4.679		08/03/26	4,904,793
Sumitomo Mitsui Financial Group, Inc.
14,272,000	5.880		07/13/26	14,412,865
7,434,000	2.632		07/14/26	7,380,104
Sumitomo Mitsui Trust Bank Ltd.(c)
9,999,000	5.200		03/07/27	10,143,286
(Secured Overnight Financing Rate + 0.980%)
15,148,000	4.765	(b)	09/10/27	15,269,790
Toronto-Dominion Bank
3,673,000	5.532		07/17/26	3,702,127
(Secured Overnight Financing Rate + 0.820%)
7,942,000	4.682	(b)	01/31/28	7,970,988
(Secured Overnight Financing Rate + 1.080%)
10,259,000	5.021	(b)	07/17/26	10,301,575
Truist Financial Corp.(a)(b) (Secured Overnight Financing Rate + 0.609%)
2,000,000	1.267		03/02/27	1,989,960
UBS Group AG(a)(b)(c) (1 yr. CMT + 0.850%)
10,837,000	1.494		08/10/27	10,660,465
(Secured Overnight Financing Rate + 0.980%)
1,000,000	1.305		02/02/27	997,440
UniCredit SpA(c)
13,488,000	4.625		04/12/27	13,583,360
(1 yr. CMT + 1.200%)
23,243,000	1.982	(a)(b)	06/03/27	23,032,418
Wells Fargo & Co.(a)(b) (3 mo. USD Term SOFR + 1.432%)
1,441,000	3.196		06/17/27	1,435,005
Wells Fargo Bank NA(a)(b) (Secured Overnight Financing Rate + 1.060%)
5,115,000	4.886		08/07/26	5,136,943
Westpac New Zealand Ltd.(c)
2,564,000	5.132		02/26/27	2,597,665

				831,327,592

Biotechnology(a) – 0.2%
Bio-Rad Laboratories, Inc.
4,129,000	3.300		03/15/27	4,091,922

Building Materials – 0.6%
Amrize Finance U.S. LLC
15,130,000	4.600		04/07/27	15,229,707

Chemicals – 0.3%
Nutrien Ltd.
7,968,000	4.500		03/12/27	8,014,294

Diversified Financial Services – 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
14,682,000	2.450		10/29/26	14,490,106
4,975,000	3.650		07/21/27	4,944,653
10,000,000	4.625		10/15/27	10,085,900

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Air Lease Corp.(a)
$17,285,000	2.875%		01/15/26	$ 17,267,196
2,130,000	3.750		06/01/26	2,125,144
3,959,000	1.875		08/15/26	3,899,813
American Express Co.(a)(b) (Secured Overnight Financing Rate + 0.750%)
8,208,000	4.658		04/23/27	8,216,290
Capital One Financial Corp.(a)(b)
(Secured Overnight Financing Rate + 0.855%)
12,055,000	1.878		11/02/27	11,828,607
(Secured Overnight Financing Rate + 2.440%)
3,970,000	7.149		10/29/27	4,064,486
Citigroup Global Markets Holdings, Inc.(a)(b) (Secured Overnight Financing Rate + 0.500%)
25,000,000	4.238		01/06/27	24,923,000
Jefferies Financial Group, Inc.(a)
8,303,000	4.750		08/11/26	8,281,744
Legg Mason, Inc.
2,233,000	4.750		03/15/26	2,234,831
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.(a)(c)
5,475,000	4.500		03/15/27	5,483,651

				117,845,421

Electrical – 0.9%
Enel Finance International NV(c)
12,222,000	3.625		05/25/27	12,140,601
Monongahela Power Co.(a)(c)
4,005,000	3.550		05/15/27	3,979,929
NextEra Energy Capital Holdings, Inc.(a)
5,898,000	4.625		07/15/27	5,965,060

				22,085,590

Food & Drug Retailing – 0.2%
Campbell’s Co.
4,000,000	5.300		03/20/26	4,006,120

Gas – 0.4%
Spire, Inc.
9,486,000	5.300		03/01/26	9,500,419

Household Products(a)(c) – 0.2%
Reckitt Benckiser Treasury Services PLC
5,265,000	3.000		06/26/27	5,191,659

Insurance – 4.5%
Corebridge Global Funding(c)
13,789,000	5.350		06/24/26	13,876,422
(Secured Overnight Financing Rate + 0.860%)
8,500,000	4.584	(b)	12/15/28	8,513,175
(Secured Overnight Financing Rate + 1.300%)
2,371,000	5.028	(b)	09/25/26	2,384,586
Equitable America Global Funding(b)(c) (Secured Overnight Financing Rate + 0.710%)
2,737,000	4.433		09/15/27	2,736,042
Equitable Financial Life Global Funding(c)
5,957,000	4.600		04/01/27	5,998,580
Jackson National Life Global Funding(c)
10,592,000	4.900		01/13/27	10,672,287

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Jackson National Life Global Funding(c) – (continued)
$15,477,000	5.550%		07/02/27	$ 15,799,231
(Secured Overnight Financing Rate + 0.950%)
17,149,000	4.675	(b)	09/12/28	17,161,347
Manulife Financial Corp.(a)
4,106,000	2.484		05/19/27	4,026,631
Protective Life Global Funding(c)
5,705,000	1.618		04/15/26	5,665,693
(Secured Overnight Financing Rate + 0.850%)
20,000,000	4.578	(b)	09/11/28	20,024,000

				106,857,994

Internet(a) – 0.1%
Expedia Group, Inc.
2,161,000	5.000		02/15/26	2,161,929

Mining(b)(c) – 0.5%
Glencore Funding LLC (Secured Overnight Financing Rate + 1.060%)
11,397,000	5.071		04/04/27	11,446,235

Oil Field Services(a) – 0.5%
Diamondback Energy, Inc.
2,678,000	5.200		04/18/27	2,717,688
Schlumberger Holdings Corp.(c)
9,025,000	5.000		05/29/27	9,145,754
Var Energi ASA(c)
1,009,000	5.000		05/18/27	1,018,394

				12,881,836

Pharmaceuticals – 0.2%
Cardinal Health, Inc.
4,137,000	4.700		11/15/26	4,163,435
Eli Lilly & Co.(a)
1,500,000	5.000		02/27/26	1,500,360

				5,663,795

Pipelines(a) – 0.9%
Energy Transfer LP(c)
11,120,000	5.625		05/01/27	11,124,114
MPLX LP
6,887,000	4.125		03/01/27	6,890,443
ONEOK, Inc.
2,942,000	4.850		07/15/26	2,947,296

				20,961,853

Real Estate Investment Trust(a) – 0.6%
Digital Realty Trust LP
6,984,000	3.700		08/15/27	6,947,753
Realty Income Corp.
2,503,000	5.050		01/13/26	2,503,551
Simon Property Group LP
2,847,000	3.300		01/15/26	2,846,231
2,324,000	3.375		06/15/27	2,308,383

				14,605,918

Savings & Loans(a)(b)(c) – 0.2%
Nationwide Building Society (Secured Overnight Financing Rate + 1.910%)
3,970,000	6.557		10/18/27	4,044,041

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – 0.4%
Intel Corp.
$3,890,000	3.750%	03/25/27	$ 3,872,884
4,952,000	3.150	05/11/27	4,891,833

			8,764,717

Software(a) – 0.7%
Broadridge Financial Solutions, Inc.
7,690,000	3.400	06/27/26	7,655,241
Oracle Corp.
8,199,000	2.800	04/01/27	8,040,104
1,206,000	3.250	11/15/27	1,181,096

			16,876,441

Telecommunication Services – 1.9%
AT&T, Inc.(a)
3,082,000	1.700	03/25/26	3,066,066
5,200,000	4.250	03/01/27	5,212,064
NBN Co. Ltd.(a)(c)
8,677,000	1.450	05/05/26	8,600,122
NTT Finance Corp.(c)
18,310,000	4.567	07/16/27	18,459,410
(Secured Overnight Financing Rate + 1.080%)
9,187,000	5.059 (b)	07/16/28	9,279,880

			44,617,542

Trucking & Leasing(a)(c) – 0.4%
SMBC Aviation Capital Finance DAC
10,007,000	1.900	10/15/26	9,834,079

TOTAL CORPORATE OBLIGATIONS (Cost $1,510,814,860)			$1,515,973,359

Asset-Backed Securities(a) – 3.1%
Automotive – 2.9%
BMW Vehicle Lease Trust Series 2025-1, Class A2A
$7,978,012	4.430%	09/27/27	$ 8,001,628
BMW Vehicle Owner Trust Series 2023-A, Class A3
3,319,043	5.470	02/25/28	3,339,729
Chase Auto Owner Trust Series 2024-5A, Class A2(c)
1,601,503	4.400	11/26/27	1,602,717
Drive Auto Receivables Trust Series 2024-2, Class A2
158,125	4.940	12/15/27	158,172
Exeter Automobile Receivables Trust Series 2024-5A, Class A3
2,581,853	4.450	03/15/28	2,582,820
GM Financial Automobile Leasing Trust Series 2024-3, Class A3
8,225,000	4.210	10/20/27	8,238,182
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(c)
2,325,517	4.770	03/15/27	2,331,125
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A2A(c)
9,023,100	4.580	09/15/27	9,057,972
Hyundai Auto Receivables Trust Series 2023-A, Class A3
1,613,545	4.580	04/15/27	1,614,947
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A2A
788,663	4.570	12/15/26	788,898

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A
$7,475,000	4.570%	04/17/28	$ 7,512,730
Santander Drive Auto Receivables Trust Series 2023-4, Class A3
685,241	5.730	04/17/28	686,269
Santander Drive Auto Receivables Trust Series 2025-2, Class A2
2,541,069	4.710	06/15/28	2,545,569
SFS Auto Receivables Securitization Trust Series 2025-2A, Class A2(c)
4,488,735	4.520	11/20/28	4,502,966
Toyota Lease Owner Trust Series 2024-A, Class A3(c)
3,161,086	5.250	04/20/27	3,172,843
Toyota Lease Owner Trust Series 2024-B, Class A2A(c)
857,585	4.310	02/22/27	857,869
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
4,527,337	4.650	11/22/27	4,539,031
Westlake Automobile Receivables Trust Series 2025-2A, Class A2A(c)
4,550,000	4.660	09/15/28	4,562,670
World Omni Auto Receivables Trust Series 2023-B, Class A3
3,844,212	4.660	05/15/28	3,853,449

			69,949,586

Collateralized Loan Obligations(b)(c) – 0.2%
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class X (3 mo. USD Term SOFR + 1.030%)
2,000,000	4.914	10/20/35	1,999,994
Halsey Point CLO I Ltd. Series 2019-1A, Class XR (3 mo. USD Term SOFR + 1.100%)
2,571,429	4.984	10/20/37	2,571,468

			4,571,462

TOTAL ASSET-BACKED SECURITIES (Cost $74,414,464)			$ 74,521,048

Municipal Debt Obligations(a) – 0.2%
Texas – 0.2%
San Antonio GO Bonds Taxable Series 2023
$5,065,000	5.635%	02/01/26	$ 5,065,852
(Cost $5,065,000)

U.S. Treasury Obligations – 3.6%
U.S. Treasury Bills(d)
$9,561,000	0.000%	02/03/26	$ 9,531,343
6,190,100	0.000	02/05/26	6,169,424
756,200	0.000	02/17/26	752,790
7,371,000	0.000	03/05/26	7,326,184
1,699,900	0.000	03/19/26	1,687,284
4,158,500	0.000	03/24/26	4,125,709
80,200	0.000	04/21/26	79,345
1,724,300	0.000	06/18/26	1,696,295
U.S. Treasury Notes
8,060,700	4.875	05/31/26	8,101,633
6,353,300	3.875	03/31/27	6,380,847

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$20,000,000	3.750%	04/30/27	$ 20,062,500
13,975,600	3.875	05/31/27	14,047,116
5,897,600	2.250	08/15/27	5,782,873

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,478,732)			$ 85,743,343

Shares	Dividend Rate		Value

Investment Company(e) – 6.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
142,904,610	3.686%		$ 142,904,610
(Cost $142,904,610)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 19.1%
Certificates of Deposit – 7.4%
Atlantic Asset Securitization LLC(b)(c) (Secured Overnight Financing Rate + 0.240%)
$3,418,000	3.950%		04/02/26	$ 3,418,015
Banco Bilbao Vizcaya Argentaria SA
13,000,000	4.000		04/24/26	13,004,425
Banco Santander SA(b)
(Secured Overnight Financing Rate + 0.320%)
4,147,000	4.080		08/24/26	4,148,071
(Secured Overnight Financing Rate + 0.400%)
3,364,000	4.060		12/22/26	3,364,803
Bank of Montreal(a)(b)(c) (Secured Overnight Financing Rate + 0.250%)
4,533,000	4.010		05/26/26	4,533,111
Bayerische Landesbank(b) (Secured Overnight Financing Rate + 0.390%)
6,128,000	4.150		01/28/26	6,129,459
HSBC Bank PLC(b)(c) (Secured Overnight Financing Rate + 0.380%)
4,693,000	4.040		11/20/26	4,693,327
Kookmin Bank(b) (Secured Overnight Financing Rate + 0.600%)
9,502,000	4.360		02/06/26	9,506,190
Mizuho Bank Ltd.(b) (Secured Overnight Financing Rate + 0.190%)
17,812,000	3.850		03/17/26	17,813,053
National Bank of Canada(a)(b)(c) (Secured Overnight Financing Rate + 0.400%)
8,156,000	4.170		12/29/26	8,156,527
National Bank of Kuwait
11,550,000	4.420		08/19/26	11,579,629
(Secured Overnight Financing Rate + 0.300%)
733,000	4.010	(b)	01/16/26	733,029
(Secured Overnight Financing Rate + 0.520%)
10,937,000	4.230	(a)(b)	08/24/26	10,937,421
(Secured Overnight Financing Rate + 0.590%)
10,020,000	4.360	(b)	03/26/26	10,026,836
(Secured Overnight Financing Rate + 0.600%)
11,517,000	4.370	(a)(b)	12/11/26	11,517,145

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Natixis SA(b) (Secured Overnight Financing Rate + 0.400%)
$20,000,000	4.160%		12/04/26	$ 20,010,194
Nordea Bank Abp(b) (Secured Overnight Financing Rate + 0.400%)
12,592,000	4.110		02/19/27	12,594,354
Paradelle Funding LLC(b) (Secured Overnight Financing Rate + 0.330%)
5,668,000	4.040		09/02/26	5,668,703
(Secured Overnight Financing Rate + 0.380%)
11,158,000	4.090		01/02/26	11,158,196
Standard Chartered Bank(a)(b) (Secured Overnight Financing Rate + 0.440%)
8,726,000	4.200		10/30/26	8,729,996

				177,722,484

Commercial Paper(d) – 10.4%
Air Lease Corp.(c)
4,411,000	0.000		01/02/26	4,410,019
6,477,000	0.000		01/08/26	6,471,181
Albion Capital Corp. SA/Albion Capital LLC
10,940,000	0.000		05/15/26	10,781,643
Bell Telephone Co. of Canada or Bell Canada(c)
8,824,000	0.000		03/03/26	8,765,492
Broadcom, Inc.(c)
34,764,000	0.000		01/27/26	34,663,442
Charles Schwab Corp.(c)
12,923,000	0.000		05/15/26	12,741,755
First Abu Dhabi Bank PJSC(c)
12,099,000	0.000		02/12/26	12,045,260
Hannover Funding Co. LLC(c)
5,000,000	0.000		02/19/26	4,972,732
2,664,000	0.000		03/30/26	2,638,053
Lime Funding LLC(c)
20,491,000	0.000		01/08/26	20,473,968
20,000,000	0.000		01/09/26	19,981,296
3,965,000	0.000		02/13/26	3,946,714
Macquarie Group Ltd.
12,043,000	0.000		03/17/26	11,944,338
Oracle Corp.
2,074,000	0.000	(c)	01/15/26	2,070,684
16,989,000	0.000	(c)	01/16/26	16,960,008
Penske Truck Leasing Co. LP
19,038,000	0.000		07/17/26	18,612,881
Pure Grove Funding(c)
9,114,000	0.000		05/27/26	8,973,623

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(d) – (continued)
Salisbury Receivables Co. LLC(c)
$3,996,000	0.000%	06/04/26	$ 3,931,481
TELUS Corp.(c)
11,775,000	0.000	02/24/26	11,696,265
University of Virginia
11,310,000	0.000	01/22/26	11,281,964
VW Credit, Inc.(c)
3,335,000	0.000	07/01/26	3,269,597
18,155,000	0.000	09/24/26	17,637,766

			248,270,162

Repurchase Agreement(b) – 1.3%
Wells Fargo Securities LLC
30,000,000	4.620	04/30/26	30,000,000
Maturity Value: $30,008,047
Next Reset Date: 10/03/25
Collateralized by various Mortgage – Backed Obligations, 2.500% to 6.220%, due 9/17/29 to 5/25/67. The market value of the collateral, including accrued interest, was $ 34,500,001.

TOTAL SHORT-TERM INVESTMENTS (Cost $455,861,990)			$ 455,992,646

TOTAL INVESTMENTS – 95.6% (Cost $2,274,539,656)			$2,280,200,858

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.4%			103,722,217

NET ASSETS – 100.0%			$2,383,923,075

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
SpA	— Stand-by Purchase Agreement

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 135.3%
Collateralized Mortgage Obligations – 8.7%
Interest Only(a) – 0.8%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$81,264	2.002	%(b)	05/15/45	$ 8,911
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
127,718	4.000		09/25/50	25,628
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 30 day USD SOFR Average + 5.886%)
376,997	1.902	(b)	05/15/46	41,811
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 30 day USD SOFR Average + 5.936%)
82,927	1.952	(b)	03/15/44	8,313
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
245,019	2.161	(b)	01/25/48	28,150
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 30 day USD SOFR Average + 6.036%)
196,164	2.161	(b)	02/25/48	21,834
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
114,356	2.781	(b)	04/25/37	11,076
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
140,988	2.311	(b)	03/25/38	10,768
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
93,812	2.252	(b)(c)	10/20/43	4,872
Government National Mortgage Association REMICS Series 2015-129, Class IC
168,511	4.500	(c)	09/16/45	32,350
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
416,387	1.812	(b)(c)	07/20/47	40,724
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
885,836	1.852	(b)(c)	01/20/48	89,602
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
357,466	2.352	(b)(c)	05/20/48	42,603
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
494,587	2.352	(b)(c)	09/20/48	59,426
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
133,857	2.202	(b)(c)	01/20/49	15,009
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
199,892	2.202	(b)(c)	01/20/49	22,491

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
$129,381	2.252	%(b)(c)	06/20/49	$ 14,382
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,018,347	3.500	(c)	10/20/49	176,481
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
519,112	2.202	(b)(c)	02/20/50	61,587
Government National Mortgage Association REMICS Series 2020-78, Class DI
518,651	4.000	(c)	06/20/50	111,808
Government National Mortgage Association REMICS Series 2020-146, Class IM
952,911	2.500	(c)	10/20/50	138,333
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
453,252	2.202	(b)(c)	08/20/43	48,354
Government National Mortgage Association REMICS Series 2015-111, Class IM
236,192	4.000	(c)	08/20/45	38,331
Government National Mortgage Association REMICS Series 2016-27, Class IA
125,957	4.000	(c)	06/20/45	16,522
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
356,804	2.252	(b)(c)	09/20/49	36,854
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
364,716	2.252	(b)(c)	09/20/49	42,884
Government National Mortgage Association REMICS Series 2019-153, Class EI
868,133	4.000	(c)	12/20/49	183,157
Government National Mortgage Association REMICS Series 2016-138, Class DI
58,439	4.000	(c)	10/20/46	11,413
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
132,501	2.402	(b)(c)	02/20/40	14,397
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
188,240	2.402	(b)(c)	08/20/45	22,882
Government National Mortgage Association REMICS Series 2015-90, Class PI
7,274	3.500	(c)	04/20/45	575
Government National Mortgage Association REMICS Series 2015-83, Class PI
15,833	3.500	(c)	06/20/45	2,166
Government National Mortgage Association REMICS Series 2015-72, Class JI
6,843	3.500	(c)	05/20/45	747

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
$87,298	2.352	%(b)(c)	01/20/46	$ 10,371

				1,394,812

Regular Floater(b) – 2.8%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
221,804	4.874		02/25/55	221,833
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
866,269	4.389		12/25/57	839,911
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
390,472	4.874		03/25/55	389,629
Government National Mortgage Association REMICS Series 2017-182, Class FN (1 mo. USD Term SOFR + 0.414%)
916,413	4.149	(c)	12/16/47	898,956
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
823,805	2.500	(c)	06/20/51	705,349
Government National Mortgage Association REMICS Series 2021-122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,176,657	3.000	(c)	07/20/51	1,918,580

				4,974,258

Sequential Fixed Rate – 2.4%
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
1,888	6.500	(c)	03/15/28	1,926
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
253,732	4.000	(c)(d)	12/15/50	243,694
Federal National Mortgage Association REMICS Series 2011-99, Class DB
122,197	5.000		10/25/41	123,333
Federal National Mortgage Association REMICS Series 2012- 111, Class B
20,414	7.000		10/25/42	21,940
Federal National Mortgage Association REMICS Series 2012- 153, Class B
81,209	7.000		07/25/42	88,209
Federal National Mortgage Association REMICS Series 2011-52, Class GB
123,741	5.000		06/25/41	124,856
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
28,419	8.500		06/25/30	30,186
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,393,550	3.000		04/25/44	1,283,870
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
242,911	5.500		07/25/35	252,065
Government National Mortgage Association REMICS Series 2021-135, Class A
1,891,458	2.000	(c)	08/20/51	1,584,566

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
$564,537	5.562	%(c)(d)(e)	03/25/70	$ 571,104

				4,325,749

Sequential Floating Rate(b)(c) – 2.7%
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
58,199	5.778		07/25/35	57,365
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
28,125	5.524	(e)	01/25/34	28,221
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
885,000	4.974	(e)	05/25/45	887,873
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
80,361	5.424	(e)	10/25/41	80,655
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
14,231	5.774	(e)	04/25/42	14,267
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
94,000	6.874	(e)	04/25/42	96,042
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	5.674	(e)	01/25/44	125,631
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	5.824	(e)	03/25/44	150,995
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
337,996	2.202	(a)	05/20/53	19,533
Government National Mortgage Association REMICS Series 2023-101, Class FH (1 mo. USD Term SOFR + 1.000%)
2,223,089	4.918		07/20/53	2,231,303
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
6,802	4.326		01/19/36	7,730
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
1,828	4.566		10/25/34	1,799
JP Morgan Mortgage Trust Series 2021-6, Class A3
361,058	2.500	(e)	10/25/51	301,314
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
638,011	3.511	(e)	07/25/52	578,882
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
53,553	3.750	(e)	05/28/52	51,778
Towd Point Mortgage Trust Series 2016-4, Class M1
30,478	3.250	(e)	07/25/56	30,273

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Verus Securitization Trust Series 2021-8, Class A1
$110,224	2.824	%(e)	11/25/66	$ 103,072
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
21,723	3.500	(e)	07/25/49	19,716

				4,786,449

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				15,481,268

Commercial Mortgage-Backed Securities – 7.3%
Sequential Fixed Rate(e) – 0.8%
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
$400,000	3.000	%(c)	09/15/50	$ 280,730
COMM Mortgage Trust Series 2024-277P, Class A
375,000	6.338		08/10/44	394,691
DOLP Trust Series 2021-NYC, Class A
400,000	2.956		05/10/41	359,468
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388		11/13/41	462,459

				1,497,348

Sequential Floating Rate – 6.5%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
400,000	2.778	(b)	11/15/54	344,448
Bank Series 2021-BN37, Class A5
200,000	2.618	(b)(c)	11/15/64	178,848
Bank Series 2025-BNK51, Class B
400,000	5.895	(b)(c)	12/25/67	410,639
Bank5 Series 2025-5YR17, Class C
300,000	5.894	(b)(c)	11/15/58	295,741
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
450,000	4.670	(b)(e)	03/15/37	425,688
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
125,000	4.919	(b)(e)	03/15/37	112,677
Benchmark Mortgage Trust Series 2022-B32, Class A5
500,000	3.002	(b)	01/15/55	447,789
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
400,000	5.900	(b)(e)	11/15/42	401,539
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
350,000	5.650	(b)(e)	06/15/42	350,114
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
275,000	5.369	(b)(e)	06/15/44	282,500
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
450,000	5.392	(b)(e)	02/15/41	448,294
BX Trust Series 2025-ARIA, Class A
450,000	5.031	(b)(e)	12/13/42	452,793
Durst Commercial Mortgage Trust Series 2025-151, Class A
400,000	5.145	(b)(e)	08/10/42	408,021
Durst Commercial Mortgage Trust Series 2025-151, Class B
600,000	5.582	(b)(e)	08/10/42	611,360

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
$800,000	3.500	%(b)(c)	07/25/32	$ 766,120
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(b)(c)	12/25/30	1,156,282
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
190,674	4.673	(b)(c)	11/25/29	190,674
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(b)(c)	12/25/32	776,766
Houston Galleria Mall Trust Series 2025-HGLR, Class A
250,000	5.462	(b)(e)	02/05/45	258,554
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
330,000	5.467	(b)(e)	01/13/40	341,735
IRV Trust Series 2025-200P, Class A
600,000	5.295	(b)(c)(e)	03/14/47	611,742
IRV Trust Series 2025-200P, Class C
250,000	5.730	(b)(c)(e)	03/14/47	251,506
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
305,265	5.107	(b)(e)	04/15/37	299,614
MAD Commercial Mortgage Trust Series 2025-11MD, Class C
150,000	5.631	(b)(e)	10/15/42	151,259
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
300,000	5.442	(b)(e)	02/15/42	299,064
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
500,000	5.493	(b)(e)	10/15/40	501,088
ROCK Trust Series 2024-CNTR, Class C
250,000	6.471	(e)	11/13/41	259,341
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.743	(b)(e)	07/15/35	276,906
WHARF Commercial Mortgage Trust Series 2025-DC, Class A
200,000	5.350	(b)(e)	07/15/40	205,414

				11,516,516

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 13,013,864

Federal Agencies – 119.3%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$3,305	6.500%		04/01/33	$3,364
2,622	6.360		09/01/33	2,676
3,155	5.892		11/01/34	3,224
2,452	6.500		02/01/35	2,501
8,216	6.353		06/01/35	8,385
(1 yr. CMT + 2.107%)(b)
1,994	6.106		10/01/34	2,036

				22,186

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
$719	4.271%	07/01/27	$ 714
(1 yr. MTA + 1.150%)(b)
661	5.227	11/01/27	653
669	5.227	01/01/38	667
(1 yr. MTA + 1.125%)(b)
3,893	5.202	06/01/32	3,872
(11th District Cost of Funds - Consumer + 1.250%)(b)
3,681	4.215	08/01/32	3,598
(11th District Cost of Funds - Consumer + 1.327%)(b)
2,871	4.292	05/01/33	2,804
(1 yr. CMT + 2.261%)(b)
19,576	6.261	06/01/33	19,977
(RFUCC 6 mo. Treasury + 1.412%)(b)
1,113	5.951	06/01/33	1,129
(1 yr. CMT + 2.012%)(b)
428	6.197	07/01/33	435
(11th District Cost of Funds - Consumer + 1.254%)(b)
15,262	4.210	08/01/33	14,960
(RFUCC 1 yr. Treasury + 1.636%)(b)
8,603	6.141	12/01/33	8,815
(1 yr. CMT + 2.301%)(b)
242	6.417	04/01/34	247
(RFUCC 1 yr. Treasury + 1.670%)(b)
2,747	6.210	11/01/34	2,825
(1 yr. CMT + 2.193%)(b)
3,650	6.250	02/01/35	3,731
(RFUCC 1 yr. Treasury + 1.617%)(b)
6,390	6.530	03/01/35	6,552
(RFUCC 1 yr. Treasury + 1.810%)(b)
4,152	6.810	04/01/35	4,282
(RFUCC 1 yr. Treasury + 2.475%)(b)
2,205	7.475	05/01/35	2,299
(11th District Cost of Funds - Consumer + 1.228%)(b)
1,721	4.688	12/01/37	1,706
(1 yr. MTA + 1.175%)(b)
2,028	5.252	11/01/40	2,020

			81,286

Adjustable Rate Government National Mortgage Association – 0.0%
(1 yr. CMT + 1.500%)(b)
20	5.625	02/20/26	20
8	5.375	07/20/26	8
1,107	5.625	01/20/27	1,109
315	5.625	02/20/27	316
3,849	5.625	04/20/27	3,863
339	5.625	05/20/27	340
739	5.625	06/20/27	742
296	4.750	11/20/27	297
880	4.750	12/20/27	884
2,383	5.625	01/20/28	2,395
905	5.625	02/20/28	909
816	5.625	03/20/28	820
6,800	5.375	07/20/29	6,865
1,893	5.375	08/20/29	1,912
667	5.375	09/20/29	674
2,948	4.750	10/20/29	2,974
4,624	4.750	11/20/29	4,667

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – (continued)
(1 yr. CMT + 1.500%)(b) – (continued)
$683	4.750%	12/20/29	$ 689
1,443	5.625	01/20/30	1,457
434	5.625	02/20/30	438
2,397	5.625	03/20/30	2,421
3,705	5.625	04/20/30	3,748
10,717	5.625	05/20/30	10,843
1,284	5.625	06/20/30	1,299
10,136	5.375	07/20/30	10,257
1,837	5.375	09/20/30	1,860
3,096	4.750	10/20/30	3,130

			64,937

Federal Home Loan Mortgage Corp. – 6.0%
1,125,000	4.450	12/01/32	1,123,720
20,168	5.000	10/01/33	20,593
887	5.000	07/01/35	907
432	4.500	08/01/35	436
1,136	4.500	09/01/35	1,146
544	4.500	10/01/35	549
23,967	5.000	12/01/35	24,462
8,047	4.500	01/01/38	8,116
359	4.500	06/01/38	362
14,290	4.500	09/01/38	14,390
80	4.500	01/01/39	81
7,223	4.500	02/01/39	7,263
2,850	4.500	03/01/39	2,865
629	4.500	04/01/39	633
20,243	4.500	05/01/39	20,349
51,781	5.000	05/01/39	52,942
63,404	4.500	06/01/39	63,743
91,121	5.000	07/01/39	93,026
2,166	4.500	07/01/39	2,177
1,487	4.500	08/01/39	1,495
3,498	4.500	09/01/39	3,518
758	4.500	10/01/39	763
516	4.500	11/01/39	519
807	4.500	12/01/39	811
2,316	4.500	01/01/40	2,328
1,393	4.500	04/01/40	1,403
2,340	4.500	05/01/40	2,355
3,470	4.500	06/01/40	3,494
5,786	4.000	06/01/40	5,681
718	4.500	07/01/40	723
203	4.500	08/01/40	204
1,393	5.000	08/01/40	1,429
39,159	4.000	02/01/41	38,444
12,362	4.500	02/01/41	12,395
2,727	4.500	03/01/41	2,733
3,649	4.500	04/01/41	3,658
4,887	4.500	05/01/41	4,900
9,245	4.500	06/01/41	9,271
774	5.000	06/01/41	790
26,815	4.500	08/01/41	26,886
26,501	4.500	09/01/41	26,684
20,864	4.000	10/01/41	20,458
3,680	4.000	11/01/41	3,602
1,756	4.500	12/01/41	1,761

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$24,137	4.500%	03/01/42	$ 24,200
195,075	4.000	03/01/42	190,855
8,894	3.000	05/01/42	8,238
145,670	3.500	06/01/42	139,507
242,152	4.500	06/01/42	242,749
40,571	3.000	08/01/42	37,687
33,765	3.500	08/01/42	32,124
99,788	3.500	10/01/42	94,868
19,265	3.000	10/01/42	17,841
53,860	3.500	11/01/42	51,253
262,891	3.000	11/01/42	244,434
446,285	3.000	12/01/42	415,066
793,429	3.000	01/01/43	739,967
76,879	3.000	02/01/43	70,991
366,738	4.000	08/01/43	359,718
165,999	4.000	01/01/44	162,809
215,682	3.500	02/01/44	205,186
214,861	3.500	06/01/44	205,862
3,154	4.000	11/01/44	3,080
24,653	3.500	02/01/45	23,437
46,588	3.500	03/01/45	44,250
5,961	3.500	08/01/45	5,641
8,115	3.500	09/01/45	7,699
13,906	3.500	11/01/45	13,155
118,333	3.500	03/01/46	111,772
196,002	3.500	05/01/46	184,800
218,281	3.500	06/01/46	205,603
100,380	3.500	07/01/46	94,675
17,317	3.500	10/01/46	16,311
14,796	3.500	12/01/46	13,936
5,302,572	3.000	05/01/47	4,843,075
154,017	3.500	12/01/47	145,408

			10,570,262

Federal National Mortgage Association – 3.5%
438	7.000	08/01/31	465
41,590	3.500	07/01/42	39,463
37,830	3.500	08/01/42	35,955
24,706	3.500	09/01/42	23,492
3,344	3.500	10/01/42	3,177
6,325	3.500	11/01/42	6,010
3,586	3.500	01/01/43	3,403
85,398	3.500	02/01/43	81,047
6,242	3.500	05/01/43	5,930
373,608	3.500	07/01/43	353,888
183,064	3.500	01/01/44	173,693
5,185	3.500	12/01/44	4,871
166,144	4.000	03/01/45	160,975
70,675	4.000	04/01/45	68,478
890,741	4.500	06/01/51	882,802
2,171,383	4.000	07/01/56	2,053,939
1,424,724	4.000	02/01/57	1,345,115
987,270	5.500	10/01/55	1,009,990

			6,252,693

Government National Mortgage Association – 24.4%
113	6.500	01/15/32	115
299	6.500	02/15/32	309

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$89,649	5.500%	04/15/33		$ 92,805
2,504	5.000	11/15/33		2,546
241	6.500	08/15/34		254
429	6.500	02/15/36		458
933	6.500	03/15/36		991
1,537	6.500	04/15/36		1,627
3,615	6.500	05/15/36		3,842
1,898	6.500	06/15/36		2,018
11,345	6.500	07/15/36		12,096
11,523	6.500	08/15/36		12,259
24,341	6.500	09/15/36		25,983
10,667	6.500	10/15/36		11,344
16,213	6.500	11/15/36		17,330
5,159	6.500	12/15/36		5,488
2,301	6.500	01/15/37		2,446
1,169	6.500	03/15/37		1,248
1,731	6.500	04/15/37		1,840
667	6.500	05/15/37		707
3,004	6.500	09/15/37		3,172
2,222	6.500	10/15/37		2,395
1,716	6.500	11/15/37		1,813
1,216	6.500	05/15/38		1,285
483	6.500	02/15/39		512
99,627	5.000	01/20/40		101,562
99,899	4.500	05/15/40		100,144
84,665	5.000	07/15/40		86,705
110,941	3.500	09/15/42		104,494
123,317	3.500	02/15/45		113,191
22,142	4.000	05/20/45		21,408
16,091	4.000	07/20/45		15,547
28,308	4.000	10/20/45		27,334
87,132	4.000	01/20/46		84,114
356,055	4.500	03/20/46		355,322
723,471	4.500	02/20/47		721,218
144,738	4.500	03/20/47		144,466
810,229	4.500	05/20/47		808,706
139,537	4.500	06/20/47		139,274
40,997	4.500	07/20/47		40,894
396,735	4.500	08/20/47		395,741
437,985	4.500	09/20/48		435,793
1,023,806	5.000	11/20/48		1,040,249
522,255	4.500	12/20/48		519,152
423,965	5.000	12/20/48		430,509
76,848	4.500	01/20/49		76,295
248,365	4.500	02/20/49		246,578
366,731	4.500	03/20/49		364,093
258,940	4.500	10/20/49		257,644
522,246	3.500	12/20/50		484,481
806,761	3.000	07/20/51		722,976
653,087	2.500	09/20/51		561,304
465,580	2.500	11/20/51		401,458
808,135	3.000	11/20/51		723,450
608,319	2.500	12/20/51		523,471
2,694,029	4.500	10/20/52		2,644,767
7,000,000	2.000	TBA-30yr	(f)	5,793,535
5,000,000	2.500	TBA-30yr	(f)	4,311,916
5,000,000	3.500	TBA-30yr	(f)	4,545,507
4,000,000	4.000	TBA-30yr	(f)	3,774,386

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$3,000,000	5.000%	TBA-30yr	(f)	$ 2,992,726
5,000,000	5.500	TBA-30yr	(f)	5,048,261
3,000,000	6.000	TBA-30yr	(f)	3,057,012
1,000,000	6.500	TBA-30yr	(f)	1,033,590

				43,454,156

Government National Mortgage Association (GNMA) – 1.5%
2,963,310	3.000	03/20/52		2,666,882

Uniform Mortgage-Backed Security – 83.8%
510,736	1.500	07/01/35		466,913
119,752	1.500	08/01/35		109,477
823,880	1.500	09/01/35		752,902
1,233,970	1.500	10/01/35		1,127,235
567,094	1.500	11/01/35		517,845
626,873	1.500	12/01/35		572,216
329,998	1.500	02/01/36		301,279
78,382	4.500	07/01/36		78,492
633,216	1.500	10/01/36		576,620
3,271	4.500	12/01/36		3,276
61,060	4.500	02/01/39		61,314
2,007	4.500	03/01/39		2,011
2,830	4.500	05/01/39		2,836
1,262	4.500	07/01/39		1,264
1,200	4.000	08/01/39		1,177
2,885	4.500	09/01/39		2,897
4,637	4.500	10/01/39		4,656
11,702	4.500	02/01/40		11,726
2,215	4.500	03/01/40		2,224
27,903	4.500	04/01/40		28,061
11,987	4.500	06/01/40		12,006
59,665	4.500	09/01/40		59,997
3,115	4.500	12/01/40		3,133
27,678	4.500	01/01/41		27,836
8,925	4.500	04/01/41		8,937
14,016	4.500	06/01/41		14,036
12,582	4.500	07/01/41		12,600
56,054	4.500	08/01/41		56,056
53,497	4.500	09/01/41		53,572
30,299	4.500	10/01/41		30,342
49,807	3.500	10/01/41		47,786
10,743	3.500	11/01/41		10,306
37,412	4.500	11/01/41		37,465
34,054	4.500	12/01/41		34,102
26,592	4.500	01/01/42		26,629
40,348	3.500	01/01/42		38,728
3,967	3.500	02/01/42		3,788
165,970	4.000	03/01/42		162,185
2,216	4.500	03/01/42		2,234
38,348	4.000	04/01/42		37,473
4,308	4.500	04/01/42		4,330
5,430	3.500	05/01/42		5,197
17,443	3.500	06/01/42		16,720
10,509	3.500	09/01/42		10,112
37,194	3.000	09/01/42		34,415
94,530	3.500	10/01/42		90,424
200,733	3.000	12/01/42		185,608
33,902	3.500	12/01/42		32,461

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$42,870	3.000%	01/01/43	$ 39,927
13,261	3.000	02/01/43	12,372
128,036	3.500	02/01/43	122,265
463,520	3.000	03/01/43	430,252
268,129	3.500	03/01/43	256,256
514,375	3.000	04/01/43	476,920
623,233	3.000	05/01/43	577,633
183,993	2.500	05/01/43	165,151
79,037	3.500	05/01/43	75,305
23,358	3.000	06/01/43	21,628
353,353	3.500	06/01/43	336,790
184,681	3.000	07/01/43	170,955
257,917	3.500	07/01/43	246,245
22,844	3.500	08/01/43	21,762
17,289	3.500	09/01/43	16,506
31,445	3.500	01/01/44	30,065
16,771	3.500	08/01/44	15,888
20,851	3.500	09/01/44	19,811
46,717	3.500	10/01/44	44,487
19,036	5.000	12/01/44	19,445
11,110	3.500	01/01/45	10,517
122,488	4.000	02/01/45	119,048
60,532	3.500	03/01/45	57,376
27,864	3.500	04/01/45	26,342
376,038	3.500	05/01/45	357,392
677,056	4.500	06/01/45	674,546
41,026	3.500	07/01/45	38,753
148,906	4.000	11/01/45	144,483
6,563	3.500	11/01/45	6,191
119,173	3.500	01/01/46	112,606
44,253	4.000	03/01/46	42,939
314,957	3.500	03/01/46	298,419
48,582	3.500	04/01/46	46,040
261,399	3.500	05/01/46	246,252
53,544	4.000	06/01/46	51,703
122,551	4.500	06/01/46	122,296
158,708	3.000	07/01/46	144,085
171,371	4.000	07/01/46	165,477
16,518	4.000	08/01/46	15,949
87,293	3.000	08/01/46	79,250
389,587	3.000	09/01/46	353,692
115,875	3.000	10/01/46	105,200
18,482	4.000	10/01/46	17,846
487,452	3.000	11/01/46	442,587
214,167	3.000	12/01/46	194,434
849,805	3.000	01/01/47	771,507
438,608	4.500	02/01/47	436,983
42,017	3.000	02/01/47	38,145
119,381	3.000	04/01/47	108,158
254,575	3.500	06/01/47	238,975
121,293	4.500	11/01/47	120,775
4,102	4.500	02/01/48	4,078
212,938	4.500	05/01/48	212,541
349,011	3.500	06/01/48	327,624
179,738	4.500	07/01/48	178,409
640,492	4.500	08/01/48	635,755
273,750	4.500	09/01/48	271,726
5,296	4.500	10/01/48	5,287

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$935,127	5.000%	11/01/48		$ 953,884
469,932	4.500	11/01/48		466,416
206,914	4.500	12/01/48		205,254
264,091	4.500	02/01/49		261,973
2,879	4.500	05/01/49		2,855
1,379,659	3.000	09/01/49		1,245,674
4,271	4.500	11/01/49		4,235
285,103	4.500	01/01/50		282,994
45,089	4.500	02/01/50		44,725
519,633	3.000	03/01/50		467,878
3,205,580	4.500	03/01/50		3,179,260
338,836	4.500	04/01/50		334,954
1,862,009	2.000	09/01/50		1,523,286
328,342	4.500	09/01/50		325,643
2,911,996	2.500	09/01/50		2,519,301
1,872,665	3.000	10/01/50		1,685,068
3,256,286	2.000	10/01/50		2,662,789
810,572	2.500	11/01/50		699,237
3,265,808	2.000	12/01/50		2,669,436
840,337	2.500	01/01/51		715,929
4,016,227	2.000	02/01/51		3,278,613
10,100,328	2.000	05/01/51		8,242,852
6,718,824	2.500	05/01/51		5,773,015
6,952,032	2.500	07/01/51		5,985,475
1,424,433	2.500	09/01/51		1,226,555
1,599,903	2.000	11/01/51		1,302,324
4,322,291	2.500	12/01/51		3,712,257
1,200,331	2.000	01/01/52		986,244
25,857	2.000	02/01/52		21,230
2,005,834	2.000	03/01/52		1,648,634
3,045,248	2.000	04/01/52		2,502,109
519,948	6.000	11/01/52		542,663
769,441	4.500	05/01/53		761,827
903,318	5.500	08/01/53		918,381
904,413	6.500	08/01/53		945,894
547,160	6.500	10/01/53		572,255
2,163,103	6.500	11/01/53		2,277,355
2,730,122	2.500	01/01/54		2,321,533
4,016,800	6.000	04/01/54		4,177,716
2,356,005	6.500	06/01/54		2,478,275
1,591,204	6.500	08/01/54		1,676,741
827,044	6.500	09/01/54		872,795
735,788	6.000	09/01/54		755,613
2,565,699	5.500	10/01/54		2,603,326
1,827,680	5.000	12/01/54		1,847,778
1,009,108	6.000	12/01/54		1,044,520
5,000,000	2.000	TBA-30yr	(f)	4,625,195
9,000,000	5.000	TBA-30yr	(f)	8,977,500
3,000,000	4.000	TBA-30yr	(f)	2,845,078
21,000,000	5.500	TBA-30yr	(f)	21,292,851
8,000,000	6.000	TBA-30yr	(f)	8,212,813

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$8,000,000	7.000%	TBA-30yr	(f)	$ 8,416,175

				149,102,331

TOTAL FEDERAL AGENCIES				$212,214,733

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $245,546,772)				$240,709,865

Asset-Backed Securities(c)(e) – 2.0%
Collateralized Loan Obligations – 1.7%
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
$500,000	5.618%	10/20/38		$ 500,952
CBAMR Ltd. Series 2021-14A, Class A1R(b) (3 mo. USD Term SOFR + 1.280%)
290,000	5.236	10/20/38		290,411
CIFC Funding Ltd. Series 2023-3A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
500,000	8.134	01/20/37		501,988
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(b) (3 mo. USD Term SOFR + 1.450%)
750,000	5.334	07/20/38		751,506
Invesco U.S. CLO Ltd. Series 2023-3A, Class BR(b) (3 mo. USD Term SOFR + 1.750%)
800,000	5.655	07/15/38		803,293
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
86,873	5.750	12/20/50		88,677

				2,936,827

Student Loan(b) – 0.3%
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
600,000	8.384	01/20/37		601,234

TOTAL ASSET-BACKED SECURITIES (Cost $3,524,732)				$ 3,538,061

U.S. Treasury Obligations – 5.0%
U.S. Treasury Bills(g)(h)
$6,000,000	0.000%	02/19/26		$ 5,971,590
U.S. Treasury Bonds
530,000	4.750	05/15/55		521,967
540,000	4.750	08/15/55		532,069
570,000	4.625	11/15/55		550,317
U.S. Treasury Inflation-Indexed Bonds
1,073,384	1.500	02/15/53		836,569
U.S. Treasury Notes
556,200	4.375	11/30/28		568,802

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,026,731)				$ 8,981,314

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(i) – 4.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,989,132	3.686%	$ 7,989,132
(Cost $7,989,132)

TOTAL INVESTMENTS – 146.8% (Cost $266,087,367)		$261,218,372

OTHER ASSETS IN EXCESS OF LIABILITIES – (46.8)%		(83,241,543)

NET ASSETS – 100.0%		$177,976,829

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $84,926,545 which represents approximately 47.8% of net assets as of December 31, 2025.

(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	01/22/25	$(3,000,000)	$(2,922,291)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(4,000,000)	(3,231,562)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	01/15/25	(1,000,000)	(845,117)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	01/15/25	(2,000,000)	(1,808,096)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	01/14/25	(8,000,000)	(7,070,625)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	01/14/25	(6,000,000)	(5,542,735)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(5,000,000)	(4,879,883)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	01/15/25	(11,000,000)	(11,429,257)

(PROCEEDS RECEIVED: $(37,751,055))					$(37,729,566)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	37	03/20/26	$4,160,187	$(8,289)
20 Year U.S. Treasury Bonds	6	03/20/26	693,563	(5,316)

Total				$(13,605)

Short position contracts:
5 Year U.S. Treasury Notes	(19)	03/31/26	(2,076,789)	446
Ultra 10-Year U.S. Treasury Notes	(27)	03/20/26	(3,105,422)	18,909
Ultra Long U.S. Treasury Bonds	(26)	03/20/26	(3,068,000)	41,660

Total				$61,015

TOTAL FUTURES CONTRACTS				$47,410

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$4,730	$5,220	$1,102	$4,118
3.174(b)	12M SOFR(b)	08/31/27		4,250	128	547	(419)
3.136(c)	12M SOFR(c)	12/15/27		6,590	12,187	2,422	9,765
2.500(d)	12M CDOR(d)	03/18/28	CAD	530	308	551	(243)
12M SOFR(b)	3.200%(b)	06/23/28		$3,720	(2,563)	442	(3,005)
12M SOFR(b)	3.368(b)	06/23/28		14,650	12,971	8,791	4,180
12M SOFR(b)	3.201(b)	10/07/28		3,690	(4,841)	1,085	(5,926)
3.600(c)	12M SOFR(c)	06/23/30		15,480	(8,748)	(31,277)	22,529
3.484(c)	12M SOFR(c)	06/23/30		3,920	5,826	(751)	6,577
12M SOFR(c)	3.265(c)	01/30/31		2,460	(21,961)	(14,598)	(7,363)
12M SOFR(c)	3.379(c)	08/31/31		6,750	(35,743)	10,521	(46,264)
12M SOFR(c)	3.469(c)	08/31/31		6,080	(7,746)	(4,551)	(3,195)
12M SOFR(c)	3.588(c)	05/21/32		570	(703)	(68)	(635)
12M SOFR(c)	3.845(c)	05/21/32		1,230	12,318	14,161	(1,843)
3.577(c)	12M SOFR(c)	10/10/32		2,520	17,373	(875)	18,248
12M SOFR(c)	4.076(c)	06/24/35		950	(1,689)	249	(1,938)
12M SOFR(c)	4.098(c)	06/24/35		3,780	(3,447)	1,868	(5,315)
3.805(c)	12M SOFR(c)	08/31/36		3,700	14,792	(23,357)	38,149
3.829(c)	12M SOFR(c)	08/31/36		3,360	7,071	3,744	3,327
12M SOFR(c)	4.438(c)	10/09/40		1,700	(15,329)	397	(15,726)
4.213(c)	12M SOFR(c)	05/21/55		870	24,620	21,637	2,983
4.484(c)	12M SOFR(c)	05/21/55		380	1,381	196	1,185
3.828(c)	12M SOFR(c)	01/30/56		700	40,160	18,794	21,366

TOTAL					$51,585	$11,030	$40,555

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.692%	MS & Co. Int. PLC	12/15/56	$700	$(8,022)	$(8,795)	$773

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	3.302%	01/28/2026	1,290,000	$1,290,000	$1,549	$1,742	$(193)

TOTAL				1,290,000	$1,290,000	$1,549	$1,742	$(193)

Currency Abbreviations:
CAD	— Canadian Dollar
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GNMA	— Government National Mortgage Association
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
CDOR	— Canadian Dollar Offered Rate
CMBX	— Commercial Mortgage Backed Securities Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vi. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:

ENHANCED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$262,998,660	$—
U.S. Treasury Obligations	98,846,712	—	—
Asset-Backed Securities	—	82,260,162	—
Mortgage-Backed Obligations	—	26,822,306	—
Agency Debentures	—	13,107,387	—
Sovereign Debt Obligations	—	2,305,500	—
Municipal Debt Obligations	—	1,330,224	—
Investment Company	15,955,903	—	—
Short-term Investments	—	42,811,914	—

Total	$114,802,615	$431,636,153	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ENHANCED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)
Interest Rate Swap Contracts	$—	$35,602	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(12,382)	$—
Futures Contracts	(4,906)	—	—
Interest Rate Swap Contracts	—	(8,996)	—

Total	$(4,906)	$(21,378)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

GOVERNMENT INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$87,012,200	$—
U.S. Treasury Obligations	58,689,864	—	—
Asset-Backed Securities	—	4,208,802	—
Agency Debentures	—	3,505,825	—
Municipal Debt Obligations	—	2,088,799	—
Investment Company	6,351,201	—	—

Total	$65,041,065	$96,815,626	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(14,196,792)	$—

Derivative Type

Assets
Futures Contracts(a)	$96,741	$—	$—
Interest Rate Swap Contracts(a)	—	159,655	—
Purchased Option Contracts	—	1,645	—

Total	$96,741	$161,300	$—

Liabilities(a)
Futures Contracts	$(34,751)	$—	$—
Interest Rate Swap Contracts	—	(97,482)	—

Total	$(34,751)	$(97,482)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$101,584,196	$—	$—
Agency Debentures	69,257,018	—	—
Sovereign Debt Obligations	34,976,129	—	—
Investment Company	1,317,030	—	—

Total	$207,134,373	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$367,264	$—	$—
Interest Rate Swap Contracts(a)	—	1,527,015	—
Purchased Option Contracts	—	2,582	—

Total	$367,264	$1,529,597	$—

Liabilities(a)
Futures Contracts	$(253,448)	$—	$—
Interest Rate Swap Contracts	—	(1,236,973)	—

Total	$(253,448)	$(1,236,973)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$508,401,217	$—
Mortgage-Backed Obligations	—	252,148,803	—
Asset-Backed Securities	—	193,738,919	—
U.S. Treasury Obligations	177,699,308	—	—
Sovereign Debt Obligations	—	31,628,529	—
Agency Debentures	—	25,926,811	—
Municipal Debt Obligations	—	1,500,169	—
Common Stock and/or Other Equity Investments
Asia	—	4,033	—
Investment Company	52,360,998	—	—
Short-term Investments	—	89,603,246	—

Total	$230,060,306	$1,102,951,727	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(15,165,292)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,359,338	$—
Futures Contracts(a)	569,539	—	—
Interest Rate Swap Contracts(a)	—	6,790,739	—
Credit Default Swap Contracts(a)	—	2,380,587	—
Purchased Option Contracts	—	367,806	—

Total	$569,539	$10,898,470	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,568,520)	$—
Futures Contracts(a)	(241,880)	—	—
Interest Rate Swap Contracts(a)	—	(3,081,646)	—
Written Option Contracts	—	(298,340)	—

Total	$(241,880)	$(4,948,506)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION GOVERNMENT FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$326,054,709	$—	$—
Mortgage-Backed Obligations	—	223,872,416	—
Agency Debentures	—	21,380,910	—
Investment Company	15,198,063	—	—

Total	$341,252,772	$245,253,326	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(58,877,816)	$—

Derivative Type

Assets(a)
Futures Contracts	$584,313	$—	$—
Interest Rate Swap Contracts	—	588,661	—

Total	$584,313	$588,661	$—

Liabilities(a)
Futures Contracts	$(66,356)	$—	$—
Interest Rate Swap Contracts	—	(348,005)	—

Total	$(66,356)	$(348,005)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,515,973,359	$—
U.S. Treasury Obligations	85,743,343	—	—
Asset-Backed Securities	—	74,521,048	—
Municipal Debt Obligations	—	5,065,852	—
Investment Company	142,904,610	—	—
Short-term Investments	—	455,992,646	—

Total	$228,647,953	$2,051,552,905	$—

U.S. MORTGAGES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$240,709,865	$—
U.S. Treasury Obligations	8,981,314	—	—
Asset-Backed Securities	—	3,538,061	—
Investment Company	7,989,132	—	—

Total	$16,970,446	$244,247,926	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(37,729,566)	$—

Derivative Type

Assets
Futures Contracts(a)	$61,015	$—	$—
Interest Rate Swap Contracts(a)	—	132,427	—
Credit Default Swap Contracts(a)	—	773	—
Purchased Option Contracts	—	1,549	—

Total	$61,015	$134,749	$—

Liabilities(a)
Futures Contracts	$(13,605)	$—	$—
Interest Rate Swap Contracts	—	(91,872)	—

Total	$(13,605)	$(91,872)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Call/Prepayment Risk — An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”) acting as their conservator, since

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.